Schwab Select Annuity®

A flexible premium deferred variable annuity contract

Issued by

First Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab Select Annuity—a flexible premium deferred variable annuity contract (the "Contract") which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Contract is issued by First Great-West Life & Annuity Insurance Company ("we, us or First GWL&A"). Further information regarding First GWL&A can be found in the "First Great-West Life & Annuity" section on page 10.

This Prospectus presents important information you should review before purchasing the Schwab Select Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2007 (as may be amended from time to time), and filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. A listing of the contents of the Statement of Additional Information may be found on page 40 of this Prospectus. You may obtain a copy without charge by contacting the Annuity Administration Department at the above address or phone number. Or, you can obtain it by visiting the SEC's Internet web site (http:// www.sec.gov). This web site also contains material incorporated by reference and other information about us and other registrants that file electronically.

How to Invest

The minimum initial Contribution is:

•	$5,000,
•	$1,000 if subsequent Contributions are made via Automatic Contribution Plan.

The minimum subsequent Contribution is:

•	$500 per Contribution, or
•	$100 per Contribution if made via Automatic Contribution Plan.

Allocating Your Money

When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

•	AIM V.I. International Growth Fund – Series I Shares
•	AIM V.I. Technology Fund – Series I Shares
•	Alger American Growth Portfolio – Class O Shares
•	Alger American MidCap Growth Portfolio – Class O Shares
•	AllianceBernstein VPS Growth & Income Portfolio – Class A Shares
•	AllianceBernstein VPS Growth Portfolio – Class A Shares
•	AllianceBernstein VPS International Value Portfolio – Class A Shares
•	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares
•	AllianceBernstein VPS Utility Income Portfolio – Class A Shares
•	AllianceBernstein VPS International Growth Portfolio – Class A Shares
•	American Century VP Balanced Fund – Original Class Shares
•	American Century VP Value Fund – Original Class Shares
•	Baron Capital Asset Fund – Insurance Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense. No person is authorized by First GWL&A to give information or to make any representation, other than those contained in this Prospectus, in connection with the Contracts contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.

The date of this Prospectus is May 1, 2007

•	Delaware VIP Growth Opportunities Series – Standard Class
•	Delaware VIP Small Cap Value Series – Standard Class
•	Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares
•	Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares
•	DWS Blue Chip VIP – Class A Shares
•	DWS Capital Growth VIP – Class A Shares
•	DWS Dreman High Return Equity VIP – Class A Shares
•	DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP) – Class A Shares
•	DWS Growth and Income VIP – Class A Shares
•	DWS Health Care VIP – Class A Shares
•	DWS Large Cap Value VIP – Class A Shares
•	DWS Small Cap Index Fund VIP – Class A Shares
•	Federated Fund for U.S. Government Securities II
•	Franklin Small Cap Value Securities Fund – Class II
•	GVIT Mid Cap Index Fund (formerly Dreyfus GVIT Mid Cap Index Fund)– Class II
•	Janus Aspen Series Balanced Portfolio – Service Shares*[1]
•	Janus Aspen Series Flexible Bond Portfolio – Service Shares*[1]

•	Janus Aspen Series Growth and Income Portfolio – Service Shares*[1]

•	Janus Aspen Series International Growth Portfolio – Service Shares*[1]
•	Neuberger Berman AMT Regency Portfolio – Class S Shares
•	Oppenheimer Global Securities Fund/VA
•	PIMCO VIT High Yield Portfolio – Administrative Class Shares
•	PIMCO VIT Low Duration Portfolio – Administrative Class Shares
•	PIMCO VIT Total Return Portfolio – Administrative Class Shares
•	Pioneer Fund VCT Portfolio – Class I Shares
•	Pioneer Growth Opportunities VCT Portfolio – Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio – Class II Shares
•	Pioneer Small Cap Value VCT Portfolio – Class I Shares
•	Prudential Series Fund Equity Portfolio – Class II
•	Schwab MarketTrack Growth Portfolio IITM
•	Schwab Money Market PortfolioTM
•	Schwab S&P 500 Index Portfolio
•	Third Avenue Value Portfolio – Variable Series Trust Shares
•	Universal Institutional Funds U.S. Real Estate Portfolio – Class I Shares
•	Van Kampen LIT Comstock – Class I Shares
•	Van Kampen LIT Growth and Income – Class I Shares
•	Wells Fargo Advantage VT Opportunity Fund – Class VT Shares
*	New Portfolio available as of May 1, 2007.

[1]

As of May 1, 2007, Owners may only invest in the Service Class Sub-Accounts of Janus Portfolios. The Institutional Class Sub-Accounts were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers) effective May 1, 2007. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Institutional Class does not.

Effective May 1, 2007, these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	Janus Aspen Series Balanced Portfolio – Institutional Shares
•	Janus Aspen Series Flexible Bond Portfolio – Institutional Shares
•	Janus Aspen Series Growth and Income Portfolio – Institutional Shares
•	Janus Aspen Series International Growth Portfolio – Institutional Shares

Effective May 1, 2006, these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AIM V.I. Core Equity Fund – Series I Shares
•	American Century VP International Fund – Original Class Shares
•	Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares
•	Janus Aspen Series Large Cap Growth Portfolio – Institutional Shares

Effective April 29, 2005, these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AIM V.I High Yield Fund – Series I Shares
•	Dreyfus Variable Investment Fund Developing Leaders Portfolio – Initial Shares
•	Federated American Leaders Fund II – Primary Shares
•	Federated Capital Income Fund II
•	Janus Aspen Series Worldwide Growth Portfolio – Institutional Shares
•	Wells Fargo Advantage VT Small/Mid Cap Value Fund – Class VT Shares

Until March 1, 2003, you were permitted to allocate some or all of the money you contribute to the Guarantee Period Fund. The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period. Effective March 1, 2003, you may no longer make Contributions or Transfers (including Automatic Custom Transfers) to the Guarantee Period Fund.

If you currently have amounts allocated to the Guarantee Period Fund, it may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Contractual Guarantee of a Minimum Rate of Interest and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.

Sales and Surrender Charges

There are no sales, redemption, surrender or withdrawal charges under the Schwab Select Annuity.

Free Look Period

After you receive your Contract, you can look it over free of obligation for at least 10 days (up to 35 days for replacement policies), during which you may cancel your Contract.

Payout Options

The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse's and/or Beneficiaries’ lifetime or for a specified period of time.

The Contracts are not deposits of, or guaranteed or endorsed by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal. See "Breaking Guarantee Period" and "Market Value Adjustment" on page 22.

For account information, please contact:

Annuity Administration Department

P.O. Box 173921

Denver, Colorado 80217-3921

         800-838-0649

Table of Contents
Definitions	6
Variable Annuity Fee Tables	8
Example	9
Condensed Financial Information	9
Summary	9
How to contact Schwab Insurance Services	10
First Great-West Life & Annuity Insurance Company	10
The Series Account	11
The Portfolios	11
Meeting Investment Objectives	20
Where to Find More Information About the Portfolios	20
Where to Find More Information About the Portfolios	20
The Guarantee Period Fund	21
Investments of the Guarantee Period Fund	21
Subsequent Guarantee Periods	21
Subsequent Guarantee Periods	21
Interest Rates	22
Market Value Adjustment	22
Application and Initial Contributions	22
Free Look Period	22
Subsequent Contributions	23
Annuity Account Value	23
Transfers	24
Market Timing and Excessive Trading	24
Automatic Custom Transfers	26
Withdrawals	27
Withdrawals to Pay Investment Manager or Financial Advisor Fees	28
Tax Consequences of Withdrawals	28
Telephone and Internet Transactions	28
Death Benefit	28
Beneficiary	29
Distribution of Death Benefit	30
Contingent Annuitant	30
Charges and Deductions	30
Mortality and Expense Risk Charge	31
Contract Maintenance Charge	31
Transfer Fees	31
Expenses of the Portfolios	31
Premium Tax	31
Other Taxes	32
Payout Options	32
Periodic Withdrawals	32
Annuity Payouts	33
Seek Tax Advice	35
Federal Tax Matters	35
Taxation of Annuities	35
Individual Retirement Annuities	37
Assignments or Pledges	38
Distribution of the Contracts	38
Voting Rights	39
Rights Reserved by First GWL&A	39
Legal Proceedings	39
Legal Matters	39
Independent Registered Public Accounting Firm	40
Available Information	40
Table of Contents of Statement of Additional Information	40
Appendix A—Condensed Financial Data	A-1

Appendix B—Market Value Adjustments	B-1
Appendix C—Net Investment Factor	C-1

Definitions

1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the "Code"), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.

Accumulation Unit—The unit of measure that we use to calculate the value of your interest in a Sub-Account.

Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the primary Annuitant ("Primary Annuitant").

Annuity Account—An account established by us in your name that reflects all account activity under your Contract.

Annuity Account Value—The sum of all the investment options credited to your Annuity Account—less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date—The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)—An annuity contract used in a retirement savings program that is intended to satisfy the requirements of Section 408 of the Code.

Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Contribution Plan—A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contractual Guarantee of a Minimum Rate of Interest—This is the minimum rate of interest allowed by law and is applicable to the fixed options only. It is subject to change in accordance with changes in applicable law. The minimum interest rate is equal to an annual effective rate in effect at the time the Contribution is made. This rate will be reflected in written confirmation of the Contribution.

Contribution(s)—The amount of money you invest or deposit into your annuity.

Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period—The period starting with your Payout Commencement Date.

The Schwab Select Annuity Structure for a Contract issued prior to January 1, 2006

Your total Annuity Account may be made up of the Variable Account and the Fixed Account.

The Schwab Select Annuity Structure for a Contract issued on or after January 3, 2006 Your total Annuity Account may be made up of the Variable Account.

Effective Date—The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value—The value of the fixed investment option credited to you under the Annuity Account.

Guarantee Period—The number of years available in the Guarantee Period Fund during which we will credit a stated rate of interest. We may discontinue offering a period at any time for new Contributions. Amounts allocated to one or more Guarantee Periods may be subject to a Market Value Adjustment. Contract Owners with amounts invested in the Guarantee Period Fund will remain in the Fund until they choose to Transfer out, or the Guarantee Period Fund reaches maturity. At that time, the Fixed Account Value in the Guarantee Period Fund will be transferred into the Schwab Money Market Sub-Account.

Guarantee Period Fund—A fixed investment option which pays a stated rate of interest for a specified time period. As of March 1, 2003, Contract Owners may no longer allocate Contributions, or make Transfers, to the Guarantee Period Fund.

Guarantee Period Maturity Date—The last day of any Guarantee Period.

Market Value Adjustment (or MVA)—An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates.

Non-Qualified Annuity Contract—An annuity contract funded with money outside a tax qualified retirement plan.

Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin for a Contract issued prior to January 1, 2006 on the first day of the month of the Annuitant's 90th birthday and for a Contract issued on or after January 3, 2006 on the Annuitant's 90th birthday.

Portfolio—A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.

Premium Tax—A tax charged by a state or other governmental authority that might be assessed at the time you make a Contribution, make withdrawals, or when annuity payments begin. Currently, the Premium Tax rate in New York for annuities is 0%.

Proportional Withdrawals – A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal is made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit for Contracts issued on or after April 30, 2004.

Request—Any written, telephoned, fax and/or computerized or Internet instruction in a form satisfactory to First GWL&A and Charles Schwab & Co., Inc. ("Schwab") received at the Annuity Administration Department at First GWL&A (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to First GWL&A and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.

Series Account—Variable Annuity-1 Series Account, the segregated asset account of First GWL&A established under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

Sub-Account—A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value—The value of your Annuity Account with any applicable Market Value Adjustment on the effective date of the surrender, less Premium Tax, if any.

Transaction Date—The date on which any Contribution, Transfer or other Request from you will be processed. Contributions and Requests received after 4:00 p.m. Eastern Time will be priced on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange ("NYSE") is open for trading.

Transfer—Moving money from and among the Sub-Account(s), and from the Guarantee Period Fund.

Variable Account Value—The value of the Sub-Accounts credited to you under the Annuity Account.

VARIABLE ANNUITY FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or Transfer cash value between investment options. State Premium Taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases:	None

(as a percentage of purchase payments)

Surrender Charge:	None

(as a percentage of purchase payments)

Maximum Transfer Charge:	$10*

*Applicable to each Transfer after the first 12 Transfers in each calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	$25*

* The contract maintenance charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the contract maintenance charge will be reinstated until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.

Series Account Annual Expenses

(as a percentage of average Annuity Account Value)

Mortality and Expense Risk Charge:	0.85%
Account Fees and Expenses:	None
Total Series Account Annual Expenses:	0.85%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets,including management fees, distribution and/orservice (12b-1) fees, and other expenses)	0.28%	1.55%*

*The expenses shown do not reflect any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2007. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.26% and 1.24%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.

THE ABOVE EXPENSES FOR THE ELIGIBLE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Series Account annual expenses, and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period would be:

1 year	3 years	5 years	10 years
$250	$807	$1449	$3488

The example does not show the effect of Premium Taxes. Premium Taxes, if any, are deducted from Annuity Account Value upon full surrender, death or annuitization. The example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The Variable Annuity Fee Tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" on page 30 of this Prospectus. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the Contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the contract maintenance charge. The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche, LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are contained in the Statement of Additional Information.

Summary

The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options and, until March 1, 2003, a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions.

Further, if you have previously directed Contribution(s) or Transfers to the Guarantee Period Fund, they may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Contractual Guarantee of a Minimum Rate of Interest, and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.

Only prior to January 1, 2006, could the Schwab Select Annuity be purchased on a non-qualified basis or purchased and used in connection with an IRA. You can also purchase it through a 1035 Exchange from another insurance contract.

Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified Contracts arises under the Contract.

How to contact Schwab Insurance Services:

Schwab Insurance Services

P.O. Box 7666

San Francisco, CA 94120-9639

Attention: Insurance & Annuities Department

800-838-0649

Your initial Contribution must be at least $5,000 or $1,000 if you are setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500, or $100 if made through an Automatic Contribution Plan.

The money you contribute to the Contract will be invested at your direction, except during your "free look period." The duration of your free look period depends on your state law and is generally ten days after you receive your Contract. During this period, amounts specified for allocation to the various Sub-Accounts will be allocated to the Schwab Money Market Sub-Account. Free look allocations are described in more detail on page 22 of this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.

When you're ready to start taking money out of your Contract, you can select from the variable annuity payouts or the periodic withdrawal, and for a Contract issued prior to January 1, 2006 with Fixed Account Value, you can select fixed annuity payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on page 28.

For accounts under $50,000, we deduct a $25 annual contract maintenance charge from the Annuity Account Value on each Contract anniversary date. There is no annual contract maintenance charge for accounts of $50,000 or more as of the applicable Contract anniversary date. We also deduct a mortality and expense risk charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses.

You may cancel your Contract during the free look period by sending it to the Annuity Administration Department at First GWL&A. If you are replacing an existing insurance contract with the Contract, the free look period may be extended based on your state of residence. Free look allocations are described in more detail on page 22 of this Prospectus.

This summary highlights some of the more significant aspects of the Schwab Select Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

First Great-West Life & Annuity Insurance Company

First GWL&A (formerly known as Canada Life Insurance Company of New York ("CLNY")) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. First GWL&A operates in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York. First GWL&A's Home Office is located at 50 Main Street, 9th Floor, White Plains, New York 10606.

First GWL&A is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. ("Lifeco"), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation ("Power Financial"), a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada ("Power Corporation"), a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation.

Effective December 31, 2005, First Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed to First Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of the First Great-West Life & Annuity

Insurance Company, including the Series Account, and it became directly liable for the First Great-West Life & Annuity Insurance Company's liabilities and obligations, including those with respect to the Contract supported by the Series Account.

The Series Account

The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

The Variable Annuity-1 Series Account was established in accordance with New York laws on January 15, 1997. Upon the merger, the Series Account was transferred intact, and will continue to maintain its separate account status as a unit investment trust under the 1940 Act and as a separate account under applicable state insurance law.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into 64 Sub-Accounts, 50 of which are currently available under the Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios

The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request.

Each Portfolio:

•	holds its assets separate from the assets of the other Portfolios,
•	has its own distinct investment objective and policy, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

AIM Variable Insurance Funds —advised by AIM Advisors, Inc., Houston, Texas.

AIM V.I. Core Equity Fund - Series I Shares The Portfolio’s investment objective is growth of capital. The Portfolio normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the Portfolio managers believe have the potential for above-average growth in earnings. The Portfolio managers consider whether to sell a particular security when they believe the security no longer has potential. In complying with this 80% investment requirement, the Portfolio’s investments may include synthetic instruments which have economic characteristics similar to the Fund’s direct investments, and may include warrants, futures, options, exchange-traded funds and American Depository Receipts. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management or cash purposes, the Portfolio may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AIM V.I. High Yield Fund – Series I Shares The Portfolio’s investment objective is to achieve a high level of current income. The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds." In complying with this 80% investment requirement, the Portfolio's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The Portfolio considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investor Service, Inc. or BB or lower by Standard & Poor's Ratings. The Portfolio will principally invest in junk bonds rated B or above by Moody's Investors Service Inc. or Standard & Poor's Ratings or deemed by the portfolio managers to be of comparable quality. The Portfolio may also invest in preferred stock. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in credit derivatives. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Contributions)

AIM V.I. International Growth Fund – Series I Shares The Portfolio’s investment objective is to provide long-term growth of capital. The Portfolio seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The Portfolio focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Portfolio will normally invest in companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Portfolio may invest no more than 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. - Technology Fund – Series I Shares The Portfolio’s investment objective is capital growth and normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers. Electronics, Internet IT services and consulting, software, telecommunication equipment and services, IT infrastructure and networking companies. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. While the Portfolio’s investments are diversified across the technology sector, the Portfolio's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets because the Portfolio is limited to a comparatively narrow segment of the economy. This means the Portfolio tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of Portfolio shares may rise or fall rapidly.

The Alger American Fund—advised by Fred Alger Management, Inc. of New York, New York.

Alger American Growth Portfolio - Class O Shares seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in equity securities of companies that have a market capitalization of $1 billion or greater.

Alger American MidCap Growth Portfolio - Class O Shares seeks long-term capital appreciation. It focuses on midsized companies with promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies in the Russell MidCap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track performance of medium-capitalization stocks.

AllianceBernstein Variable Products Series Fund, Inc.—advised by AllianceBernstein, L.P., New York, New York.

AllianceBernstein VPS Growth & Income Portfolio - Class A Shares seeks long-term growth of capital. The Portfolio may also invest in high-qualify securities and in securities of foreign issuers. The Portfolio may enter into derivatives transactions, such as options, futures, forwards and swap agreements.

AllianceBernstein VPS Growth Portfolio - Class A Shares seeks to provide long-term growth of capital. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio may enter into derivatives transactions, such as options, futures or forwards agreements. The Portfolio may invest in zero coupon securities and payment-in-kind bonds, depositary receipts and asset-backed securities. The Portfolio may also enter into forward commitments.

AllianceBernstein VPS International Value Portfolio- Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of stocks of non-U.S. companies. The Portfolio’s investment strategy emphasizes investment in companies that are determined to be undervalued, using a fundamental value approach. The Portfolio invests typically in stocks of established companies selected from more than 40 developed and emerging market countries. Countries are usually weighted in proportion to the size of their stock markets, although the Portfolio may over- or under-weight a country depending on the relative attractiveness of investments in that country.

AllianceBernstein VPS Small/Mid Cap Value Portfolio-Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities generally representing 60 to 110 companies. Under normal market conditions, the Portfolio will invest at least 80% of the value of its net assets in the equity securities of small to mid-capitalization companies. The Portfolio’s investment strategy emphasizes investment in companies that are determined by the Portfolio’s adviser to be undervalued, using a fundamental value approach.

AllianceBernstein VPS Utility Income Portfolio - Class A Shares seeks current income and long-term growth of capital by investing primarily in equity and fixed-income securities of companies in the utilities industry. The Portfolio invests primarily in income-producing securities. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and foreign utility companies, although the Portfolio will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Portfolio may invest up to 35% of its net assets in lower-rated securities and up to 20% of its net assets in equity and fixed-income securities of domestic and non-U.S. corporate and governmental issuers other than utility companies.

AllianceBernstein VPS International Growth Portfolio - Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio invests, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more) other than the United States. The Portfolio’s investments include investments in securities of companies that are established as a result of privatizations of state enterprises. The Portfolio also may invest in debt securities and convertible debt securities. The Portfolio may maintain no more than 5% of its net assets in lower-rated securities. The Portfolio may enter into derivatives transactions, such as options, futures, forwards and swap agreements.

American Century Variable Portfolios, Inc.—advised by American Century® Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund - Original Class Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP International Fund - Original Class Shares seeks long-term capital growth by investing primarily in equity securities of foreign companies. The Portfolio invests primarily in securities of issuers in developed countries.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century VP Value Fund - Original Class Shares seeks long-term capital growth. Income is a secondary objective. The Portfolio managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

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Baron Capital Funds Trust—advised by BAMCO, Inc. of New York, New York.

Baron Capital Asset Fund - Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Portfolio invests primarily in small sized companies with market capitalizations of under $2.5 billion and medium sized companies with market values of $2.5 billion to $8 billion.

Delaware VIP Trust—advised by Delaware Management Company, Philadelphia, Pennsylvania, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware VIP Growth Opportunities Series - Standard Class seeks long-term capital appreciation by investing primarily in common stocks of medium-sized companies. The Portfolio's investment advisors consider medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Portfolio’s investment. The Portfolio may also invest in securities that are convertible into common stocks. In selecting stocks for the Portfolio, the investment advisors typically look for companies that have established themselves within their industry, but still have growth potential.

Delaware VIP Small Cap Value Series - Standard Class seeks capital appreciation by investing, under normal circumstances, at least 80% of the Portfolio’s net assets will be in investments of small-capitalization companies. For the purposes of this Portfolio, small-capitalization companies are companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. Among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company which might suggest a more favorable outlook going forward are investment considerations for the Portfolio.

Dreyfus Investment Portfolios—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.

Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares seeks to provide long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the Portfolio invests at least 80% of its assets in common stocks. The Portfolio focuses on "blue-chip" companies with total market values of more than $5 billion at the time of purchase, including multinational companies. Fayez Sarofim & Co. is the sub-adviser to this Portfolio and, as such, provides day-to-day management.

Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial Shares seeks capital growth. To pursue this goal, the Portfolio normally invests at least 80%of its assets in the stocks of companies Dreyfus believes to be developing leaders: those characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests in small companies with total market capitalizations of less than $2 billion at the time of purchase.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares seeks to provide long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the Portfolio invests primarily in stocks of domestic and foreign issuers.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Variable Series I—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Capital Growth VIP - Class A Shares seeks to provide long-term growth of capital. The Portfolio normally invests at least 65% of its total assets in common stock of U.S. companies. Although the Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies comprising the S&P 500 Index or the Russell 1000 Growth Index.

DWS Growth and Income VIP - Class A Shares seeks long-term growth of capital, current income and growth of income. The Portfolio invests at least 65% of its total assets in equities, mainly common stocks. Although the Portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The managers may favor securities from different industries and companies at different times.

DWS Health Care VIP - Class A Shares seeks long-term growth of capital by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.

DWS Variable Series II—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Blue Chip VIP - Class A Shares seeks growth of capital and of income. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the Portfolio managers consider to be “blue chip” companies.

DWS Dreman High Return Equity VIP - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The Portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the Portfolio managers believe are undervalued. Sub-advised by Dreman Value Management LLC.

DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP) - Class A Shares seeks long-term capital appreciation. The Portfolio normally invests at least 80% of assets, plus the amount of any borrowings for investment purposes, in common stocks of small and mid-size U.S. companies. Sub-advised by Dreman Value Management LLC.

DWS Large Cap Value VIP - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 Value Index and that the Portfolio managers believe are undervalued.

DWS Investments VIT Funds- advised by Deutsche Asset Management Inc. of New York, New York.

DWS Small Cap Index VIP (formerly Scudder VIT Small Cap Index) - Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Small Stock Index which emphasizes stocks of small U.S. companies. Under normal circumstances, the Portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index. Sub-advised by Northern Trust Investments, N.A.

Federated Insurance Series

Federated American Leaders Fund II - Primary Shares seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective. The Portfolio pursues its investment objective using the value style of investing to select primarily equity securities of large capitalization companies that are in the top 50% of their industry in terms of revenues, are characterized by sound management and have the ability to finance expected growth. Large capitalization companies are defined as those with market capitalizations similar to companies in the Standard & Poor’s 500 Citigroup Value Index, which as of February 28, 2006 ranged from $740 million to $233 billion. The Portfolio limits its investments to those that would enable it to qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies. Advised by Federated Equity Management Company of Pennsylvania.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

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Federated Fund for U.S. Government Securities II seeks to provide current income. The Portfolio’s overall strategy is to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities), investment-grade non-governmental mortgage-backed securities and related derivative contracts. Advised by Federated Investment Management Company.

Federated Capital Income Fund II seeks to provide high current income and moderate capital appreciation by investing in both equity and fixed income securities that have high relative income potential. The Portfolio’s investment adviser’s (Adviser) process for selecting equity investments attempts to identify mature, mid- to large-cap companies with high relative dividend yields that are likely to maintain or increase their dividends. The Adviser selects fixed-income investments that offer high current yields. Advised by Federated Equity Management Company of Pennsylvania.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Franklin Templeton Variable Insurance Products Trust—advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.

Franklin Small Cap Value Securities Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

Gartmore Variable Insurance Trust—advised by Gartmore Mutual Fund Capital Trust of Delaware, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.

GVIT Mid Cap Index Fund (formerly Dreyfus GVIT Mid Cap Index Fund) - Class II seeks capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400® Index and in derivative instruments linked to the index.

Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Series Balanced Portfolio - Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.

Effective May 1, 2007, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Flexible Bond Portfolio - Institutional Shares seeks to obtain maximum total return consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Effective May 1, 2007, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index at the time of purchase. For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Growth and Income Portfolio - Institutional Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Portfolio is not designed for investors who need consistent income, and the Portfolio’s investment strategies could result in significant fluctuations of income.

Effective May 1, 2007, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers)

Janus Aspen Series International Growth Portfolio - Institutional Shares seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside the U.S. The Portfolio normally invests in securities of issuers from several different countries, excluding the U.S. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

Effective May 1, 2007, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the U.S. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Balanced Portfolio - Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.

Janus Aspen Series Flexible Bond Portfolio - Service Shares seeks to obtain maximum total return consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Janus Aspen Series Growth and Income Portfolio - Service Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Portfolio is not designed for investors who need consistent income, and the Portfolio’s investment strategies could result in significant fluctuations of income.

Janus Aspen Series International Growth Portfolio – Service Shares seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside the U.S. The Portfolio normally invests in securities of issuers from several different countries, excluding the U.S. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management, Inc. of New York, New York.

Neuberger Berman AMT Regency Portfolio - Class S Shares seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

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Oppenheimer Variable Account Funds—advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA seeks long term capital appreciation by investing a substantial portion of assets in securities of foreign issues, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio - Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment object by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies within a two-to-six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT Low Duration Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT Total Return Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three-to six-year frame based on PIMCO’s forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest all of its assts in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may not invest in equity securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Pioneer Investments, Inc. — advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

Pioneer Fund VCT Portfolio – Class I Shares seeks reasonable income and capital growth. The Portfolio invests in a broad range of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. The Portfolio’s strategic focus is to invest in a broad list of carefully selected, reasonably priced securities for reasonable income and growth. .

Pioneer Growth Opportunities VCT Portfolio – Class I Shares seeks growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in equity securities of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential.

Pioneer Mid Cap Value VCT Portfolio – Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions..

Pioneer Small Cap Value VCT Portfolio- Class I Shares seeks capital growth by investing in a diversified portfolio of securities, consisting primarily of equity securities of small companies. To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of small companies. Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month.

Prudential Series Fund, Inc.—managed by the Prudential Investments LLC of Newark, New Jersey and sub-advised by Jennison Associates, LLC of New York, NY and Salomon Brothers Asset Management of New York, NY.

Prudential Series Fund Equity Portfolio – Class II Shares seeks long-term growth of capital by investing in the common stocks of major, established companies (companies with over $5 billion in market capitalizations) as well as smaller companies.

Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio IITM seeks to provide high capital growth with less volatility than an all stock portfolio.

Schwab Money Market PortfolioTM seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor's Composite Stock Price Index (the S&P 500® ).

Third Avenue Variable Series Trust—advised by Third Avenue Management LLC of New York, New York.

Third Avenue Value Portfolio –Variable Series Trust Shares - seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the adviser believes are undervalued. Acquisitions of these senior securities and debt instruments will generally be limited to those providing: (1) protection against the issuer taking certain actions which could reduce the value of the security; and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Portfolio invests in companies regardless of market capitalization, although it frequently finds value in companies with a smaller capitalization. It also invests in both domestic and foreign securities. The mix of the Portfolio’s investments at any time will depend on the industries and types of securities the adviser believes hold the most value within the Portfolio’s investment strategy.

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The Universal Institutional Funds, Inc.—advised by Morgan Stanley Investment Management Inc. ("MSIM") of New York, New York. MSIM does business in certain instances as "Van Kampen."

Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including real estate investment trusts.

Van Kampen Life Investment Trust — advised by Van Kampen Asset Management, a whollyowned subsidiary of Van Kampen Investments, Inc.

Van Kampen LIT Comstock - Class I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Van Kampen LIT Growth and Income - Class I Shares seeks long-term growth of capital and income. The Portfolio may invest up to 15% of its assets in equity real estate investment trusts (“REITs”).

Wells Fargo Advantage Funds —advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company of San Francisco, California, and sub-advised by Wells Capital Management Incorporated, of San Francisco, California.

Wells Fargo Advantage VT Small/Mid Cap Value Fund (formerly Wells Fargo Advantage Multi Cap Value Fund) – Class VT Shares seeks capital appreciation by investing principally in securities of small and medium capitalization companies that the Portfolio’s believes are undervalued relative to the market based on earnings, cash flow or asset value. The Portfolio defines small and medium capitalization companies as those with market capitalizations equal or lower that the company with the largest market capitalization in the Russell Midcap Index at the time of purchase. The range of the Russell Midcap Index was $563 million to $18.4 billion as of December 31, 2005 and is expected to change frequently. The Fund may invest in any sector and at times may emphasize one or more particular sectors.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Wells Fargo Advantage Opportunity Fund – Class VT Shares seeks long-term capital appreciation. The Portfolio invests principally in equity securities of medium-capitalization companies that it believes are under-priced yet, have attractive growth prospects. The Portfolio may invest up to 25% of its assets in foreign securities.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained without charge from the Schwab Insurance Center. You may also visit www.Schwab.com/annuities.

The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

First GWL&A does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments.

First GWL&A and GWFS Equities, Inc. ("GWFS") reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.

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Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the eliminated Sub-Account.

The Guarantee Period Fund

The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund are deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values. As of March 1, 2003, Contract Owners may no longer allocate Contributions, or make Transfers, to the Guarantee Period Fund.

Consequently, these assets accrue solely to the benefit of First GWL&A and any gain or loss in the non-unitized market value separate account is borne entirely by First GWL&A. You will receive the Contract guarantees made by First GWL&A for amounts you contribute to the Guarantee Period Fund.

Each Guarantee Period has its own stated rate of interest and maturity date determined by the date the Guarantee Period was established and the term you choose.

The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see "Breaking a Guarantee Period" on page 22). Any amount withdrawn or Transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula. You can read more about Market Value Adjustments on page 22.

Investments of the Guarantee Period Fund

We use various techniques to invest in assets that have similar characteristics to our general account assets—especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:

•	Securities issued by the U.S. Government or its agencies or instrumentalities, which may or may not be guaranteed by the U.S. Government,
•

Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service,

•

Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations—although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms—are deemed by us to have an investment quality comparable to securities which may be purchased as stated above, and/or

•

Commercial paper, cash or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.

In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized market value separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by New York and other state insurance laws. The stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

Subsequent Guarantee Periods

Contract Owners with amounts invested in the Guarantee Period Fund will remain in the Fund until they choose to Transfer out, or the Guarantee Period Fund reaches maturity. At that time, the Fixed Account Value in the Guarantee Period Fund will be transferred into the Schwab Money Market Sub-Account.

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Breaking a Guarantee Period

In general, if you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period Maturity Date, you are breaking a Guarantee Period. When we receive a Request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.

If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.

Interest Rates

The declared annual rates of interest are guaranteed throughout the Guarantee Period. The stated rate of interest must be at least equal to the Contractual Guarantee of a Minimum Rate of Interest, but First GWL&A may declare higher rates.

We guarantee an effective yearly interest rate that complies with the non-forfeiture law that is in effect on the issue date for the state of New York. As explained above, a negative Market Value Adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate applicable to this Contract and the value of the Contribution(s) allocated to the Guarantee Period being less than the Contribution(s) made.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which First GWL&A may acquire using funds deposited into the Guarantee Period Fund. In addition, First GWL&A considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.

Market Value Adjustment

Amounts you have allocated to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before a Guarantee Period Fund's Maturity Date, you:

•	surrender your investment in the Guarantee Period Fund,
•	Transfer money from the Guarantee Period Fund,
•	partially withdraw money from the Guarantee Period Fund,
•	apply amounts from the Fund to purchase an annuity to receive payouts from your account, or
•	take a periodic withdrawal.

The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:

•	Transfer to a Sub-Account offered under this Contract,
•	surrenders, partial withdrawals, annuitization or periodic withdrawals, or
•	a single sum payout upon death of the Owner or Annuitant.

A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments is detailed in Appendix B. Appendix B also includes examples of how Market Value Adjustments work.

Application and Initial Contributions

The first step to purchasing the Schwab Select Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000 or $1,000 if you are setting up an Automatic Contribution Plan. Initial Contributions can be made by check (payable to First GWL&A) or transferred from a Schwab brokerage account.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt at the Annuity Administration Department at First GWL&A. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, the Annuity Administration Department will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If the information necessary to complete your application is not received within five business days at the Annuity Administration Department, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Free Look Period

During the free look period (ten days or longer where required by state law), you may cancel your Contract. During the free look period, all Contributions will first be allocated to the Schwab Money Market Sub-Account until the end of the free look period.

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After the free look period is over, the Variable Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on your application. As of March 1, 2003, you may no longer make new Contributions to the Guarantee Period Fund.

During the free look period, you may change the Sub-Accounts in which you'd like to invest as well as your allocation percentages. Any changes you make during the free look period will take effect after the free look period has expired.

Contracts returned during the free look period will be void from the date we issued the Contract and the greater of the following will be refunded:

•	Contributions less withdrawals and distributions, or
•	Annuity Account Value.

If you exercise the free look privilege, you must return the Contract to the Annuity Administration Department at First GWL&A.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500, or $100 if made via an Automatic Contribution Plan. Total Contributions may exceed $1,000,000 with our prior approval. Additional Contributions will be priced and credited on the date received by the Annuity Administration Department at First GWL&A if received before 4:00 p.m. Eastern Time on any day the NYSE is open for business. Additional Contributions received after 4:00 p.m. Eastern Time will be priced and credited on the next business day the NYSE is open for business.

Subsequent Contributions can be made by check or via an Automatic Contribution Plan directly from your bank or savings account. You can designate the date you'd like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to First GWL&A.

You'll receive a confirmation of each Contribution you make upon its acceptance.

First GWL&A reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Prior to the Annuity Commencement Date, your Annuity Account Value is the sum of your Variable and Fixed Account Values established under your Contract. Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you for each Sub-Account.

Initially, the value of each Accumulation Unit was set at $10.00. Each Sub-Account's value prior to the Annuity Commencement Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge,
•	minus any applicable reductions for the Contract Maintenance Charge deducted on the Contract anniversary date,
•	minus any applicable Transfer fees, and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the NYSE is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the NYSE (generally 4:00 p.m. Eastern Time) on each valuation date and ends at the close of the NYSE on the next succeeding valuation date.

The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Variable Account Values to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account's Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's net investment factor for the valuation period. The formula used to calculate the net investment factor is discussed in Appendix C.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

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Transfers

Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts, and from the Guarantee Periods, by Request to the Annuity Administration Department at First GWL&A. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•	the amounts being Transferred,
•	the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and from the Guarantee Period Fund during any calendar year, but as of March 1, 2003, Contract Owners may no longer make Transfers to the Guarantee Period Fund. We reserve the right to limit the number of Transfers you make. See, "Market Timing and Excessive Trading" below regarding possible Portfolio restrictions on Transfers.

There is no charge for the first 12 Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the 12 free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date (a rebalancing Transfer that is not quarterly, semi-annual or annual), it will be counted as a separate and additional Transfer. See "Rebalancer" on page 26 for more details.

A Transfer generally will be priced and credited on the date the Request for Transfer is received by the Annuity Administration Department at First GWL&A if received before 4:00 p.m. Eastern Time on any day we and the NYSE are open for business. Transfer Requests received after 4:00 p.m. Eastern Time will be effective on the next business day we and the NYSE are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions,
•	providing written confirmation of the transaction, and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being Transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer Request being rejected or the pricing for that Transfer delayed. Please review the respective Portfolio Prospectus for details on any Portfolio level restrictions.

When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page 22. If you Request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to discourage market timing and excessive trading by Owners. As part of those procedures, we will rely on the Portfolios to monitor for such activity. If such activity is identified by a Portfolio, we will request a determination from the Portfolio as to whether such activity constitutes improper trading. If the Portfolio determines that the activity constitutes improper trading, Charles Schwab & Co. or the Company will contact the Owner via telephone and/or in writing to request that the

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Owner stop market timing and/or excessive trading immediately. We will then provide a subsequent report of the Owner's trading activity to the Portfolio. If the Portfolio determines that the Owner has not ceased improper trading, we will contact the Owner by telephone and/or in writing to inform the Owner that all Transfer Requests must be submitted to Great-West via a paper form that is mailed through U.S. mail ("U.S. Mail Restriction"); the Owner will not be permitted to make Transfer Requests via overnight mail, fax, the Internet, voice response unit, or the call center. Once the U.S. Mail Restriction has been in place for one hundred eighty (180) days, the restricted Owner may request that we lift the U.S. Mail Restriction by signing, dating and returning a form to us whereby the individual acknowledges the potentially harmful effects of improper trading on Portfolios and other investors, represents that no further improper trading will occur, and acknowledges that we may implement further restrictions, if necessary, to stop improper trading by the individual.

Please note that our market timing procedures are such that we do not impose trading restrictions unless or until the applicable underlying Portfolio first detects and notifies us of potential market timing or excessive trading activity. Accordingly, we cannot prevent all market timing or excessive trading transfer activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent the Portfolios do not detect and notify us of market timing and/or excessive trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Owners whereby we permit market timing or excessive trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage market timing and excessive trading. For example, a Portfolio may impose a redemption fee. We are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect of that Portfolio. Under rules adopted by the Securities and Exchange Commission, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in market timing or excessive trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the underlying Portfolios may not be able to detect potential market timing and/or excessive trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to

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satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in dollar cost averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06 Investor's average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the annuity. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100, and
•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

You may not participate in dollar cost averaging and rebalancer at the same time.

First GWL&A reserves the right to modify, suspend or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

There is no charge for participating in rebalancer.

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How rebalancer works:

Suppose you purchased your annuity by allocating 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

You can set up rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request. One-time rebalancer Transfers count toward the twelve free Transfers allowed in a calendar year.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual Transfers will not count toward the 12 free Transfers.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The rebalancer option will terminate automatically when you start taking payouts from the Contract.

You may not participate in dollar cost averaging and rebalancer at the same time.

Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a written withdrawal Request to the Annuity Administration Department at First GWL&A. Withdrawals are not permitted by telephone, fax or Internet.

Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, with any applicable Market Value Adjustment on the effective date of the withdrawal, less any applicable Premium Tax. No withdrawals may be made after the Annuity Commencement Date.

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn. A Market Value Adjustment may apply. Market Value Adjustments are discussed on page 22.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.

The following terms apply to withdrawals:

•	Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date, and
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.

A partial withdrawal or a surrender from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract. Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax adviser prior to authorizing a withdrawal from your Annuity Account Value.

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Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated investment manager or financial advisor (collectively "Consultant"). A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you Request partial withdrawals, including partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the withdrawals paid and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59½, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page 35.

Telephone and Internet Transactions

You may also make Transfer Requests by telephone, fax and/or Internet. Transfer Requests received before 4:00 p.m. Eastern Time on any day we and the NYSE are open will be priced and credited on that day at that day's unit value. Those received after 4:00 p.m. Eastern Time will be priced and credited on the next business day we and the NYSE are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions,
•	providing written confirmation of the transaction, and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone, fax or Internet.

Death Benefit

Before the Annuity Commencement Date, the Death Benefit, if any, for Contracts issued on or after April 30, 2004 will be equal to the greater of:

•	the Annuity Account Value with an MVA, if applicable, as of the date the Request for payout is received, less any Premium Tax, or
•	the sum of Contributions, less Proportional Withdrawals, less any Premium Tax.

The Death Benefit, if any, for Contracts issued prior to April 30, 2004, will be equal to the greater of:

•	the Annuity Account Value with an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or
•	the sum of Contributions, less partial withdrawals and/or periodic withdrawals, less any Premium Tax.

Proportional Withdrawals (effective for Contracts issued on or after April 30, 2004) are withdrawals, if any, made by you, whether partial or periodic, which reduces your Annuity Account Value as measured as a percentage of each prior withdrawal against the current Annuity Account Value. Proportional Withdrawals are determined by calculating the percentage of your Annuity Account Value that each prior withdrawal represented when the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value will be considered a 75% reduction in the total Contributions.

For example, in a rising market, where a Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

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Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 75% and then reduced by 33%, or $16,750). Here, the Death Benefit is $100,000.

In a declining market, where a Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the Death Benefit is $20,000.

The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

Fixed Account Value

•	payout in a single sum that may be subject to a Market Value Adjustment, or
•	payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment.

Any payment within 6 months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment. In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the Request is processed by the Annuity Administration Department at First GWL&A, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant, will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in a single sum or under any of the variable options available under the Contract, and for a Contract issued prior to January 1, 2006 with Fixed Account Value, under any of the fixed annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary, and
•	such distributions begin not later than one year after the Owner's date of death.

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If an election is not received by First GWL&A from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit

Death of Annuitant

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

Contingent Annuitant

While the Annuitant is living, and at least 30 days prior to the Annuity Commencement Date you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Administration Department at First GWL&A, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary at least as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

Death of Owner Who Is Not the Annuitant

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Death Benefit will be paid to the Joint Owner unless the Joint Owner elects to continue the Contract in force.

If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death) and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Charges and Deductions

No amounts will be deducted from your Contributions, except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions from your Variable Account Value for:

•	Premium Tax, if applicable,
•	Certain Transfers,
•	a Contract Maintenance Charge, and
•	charges against your Variable Account Value for our assumption of mortality and expense risks.

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Mortality and Expense Risk Charge

We deduct a mortality and expense risk charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.

The mortality and expense risk charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge

We currently deduct a $25 annual contract maintenance charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the annuity, this charge will stop unless you choose the periodic withdrawal option.

The contract maintenance charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the contract maintenance charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the contract maintenance charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the contract maintenance charge.

The contract maintenance charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the contract maintenance charge will be reinstated until an anniversary date on which such time as your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the contract maintenance charge.

Transfer Fees

There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fee.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts' respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Some of the Portfolios' investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, the Premium Tax rate in New York for annuities is 0%. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

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Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options

During the Distribution Period, you can choose to receive payouts through periodic withdrawals, variable annuity payouts or in a single sum payment, and for a Contract issued prior to January 1, 2006, with Fixed Account Value, you can choose to receive payouts under fixed annuity options available under the Contract. The Payout Commencement Date must be for a Contract issued prior to January 1, 2006, at least one year and for a Contract issued on or after January 3, 2006, 13 months, after the Effective Date of the Contract. If you do not select a Payout Commencement Date, payouts will begin for a Contract issued prior to January 1, 2006, on the first day of the month of the Annuitant's 90th birthday and for a Contract issued on or after January 3, 2006, on the Annuitant's 90th birthday.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70½.

Periodic Withdrawals

You may Request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of 1-, 3-, 6- or 12-month intervals,
•	A minimum withdrawal amount of at least $100,
•	The calendar day of the month on which withdrawals will be made, and
•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Guarantee Period Fund, if applicable, and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made,
•	A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods made six or more months prior to their Guarantee Period Maturity Date,
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began,
•	Charges and fees under the Contract continue to apply,
•	Maturing Guarantee Periods renew into the Schwab Money Market Sub-Account.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero,
•	The Annuity Account Value is zero,
•	You Request that withdrawals stop,
•	You purchase an annuity option, or
•	The Owner or the Annuitant dies.

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If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Interest only—Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.

Minimum distribution—If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a)(9).

Any other form of periodic withdrawal acceptable to us which is for a period of at least 36 months.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59½. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Withdrawals" and "Federal Tax Matters" on pages 35-6.

Annuity Payouts

You can choose the Annuity Commencement Date either when you purchase the Contract or at a later date. The date you choose must be for a Contract issued prior to January 1, 2006, at least one year and for a Contract issued on or after January 3, 2006, 13 months, after the Effective Date of the Contract. If you do not select an Annuity Commencement Date, payouts will begin for a Contract issued prior to January 1, 2006, on the first day of the month of the Annuitant's 90th birthday and for a Contract issued on or after January 3, 2006, on the Annuitant's 90th birthday. You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.

Variable life annuity—This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate set by Contract and applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age and the year in which annuitization commences and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Since payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

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If the age or gender of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age or gender. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout.

This interest is at an annual effective rate which will not be less than the Contractual Guarantee of a Minimum Rate of Interest.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the fifth valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payments will increase in amount over time if the Sub-Account(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity Commencement Date

Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

For a Contract with Fixed Account Value you can choose to receive fixed annuity payouts from your Contract. You may select from the following payout options:

•	Income of specified amount—The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months,
•	Income for a specified period—Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months,
•

Fixed life annuity with guaranteed period—This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years,

•

Fixed life annuity—This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due, or

•	Any other form of a fixed annuity acceptable to us.

Other Restrictions

Once payouts start under the annuity payout option you select:

•	no changes can be made in the payout option,
•	no additional Contributions will be accepted under the Contract, and
•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain distributions from qualified contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" on page 35 for details.

Annuity IRAs

The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law.

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Under the Code, a Contract purchased and used in connection with an IRA or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.

A tax adviser should be consulted for further information.

Federal Tax Matters

The following discussion is a general description of the federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Only prior to January 1, 2006, could the Contract be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased as an individual retirement annuity ("Annuity IRA"). On or after January 1, 2006, only Non-Qualified Contracts may be purchased.

The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.

Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.

Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities

Section 72 of the Code governs the taxation of the Contracts. You, as a "natural person," will generally not be taxed on increases, if any, to your Annuity Account Value until a distribution of all or part of the Annuity Account Value occurs (for example, a withdrawal or annuity payout under an annuity payout option). However, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value of a Non-Qualified Contract will be treated as a distribution of such portion. An Annuity IRA may not be assigned as collateral. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

As a general rule, if the Non-Qualified Contract is owned by an entity that is not a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes. Such an Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The general rule does not apply, however, where the non-natural person is only the nominal Owner of a Contract and a beneficial Owner is a natural person. The rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent,
•	The Contract is an Annuity IRA,
•	The Contract is a qualified funding asset for a structured settlement,
•	The Contract is purchased on behalf of an employee upon termination of a qualified plan, or
•	The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

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Withdrawals

In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income and taxed at ordinary income tax rates to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any withdrawal, including a full surrender, is taxed at ordinary income tax rates.

In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value. Special tax rules may be available for certain distributions from an Annuity IRA.

Annuity Payouts

Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations).

For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the variable annuity payouts bears to the number of payments expected to be made (determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59½,
•	Made as a result of death or disability of the Owner, or
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract. Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, please consult a competent tax adviser.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of a Non-Qualified Contract must provide the following two distribution rules:

•

If the Owner dies before the date annuity payouts start, the entire interest in the Contract must generally be distributed within five years after the date of the Owner's death. If payable to a designated Beneficiary, the distributions may be paid over the

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life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner, and

•

If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of the interest in the Contract must be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner's death from an Annuity IRA must be made pursuant to similar rules in Section 401(a)(9) of the Code.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be "adequately diversified" in accordance with Treasury Department Regulations. The diversification requirements do not apply to Annuity IRAs. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the "investment in the Contract."

Although the Company may not control the investments of the Sub-Accounts or the Portfolios, it expects that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified." Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by First GWL&A (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding

Non-Qualified Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

Individual Retirement Annuities

Only Contracts purchased prior to January 1, 2006, may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA

37

following the rules set out in the Code. If you purchased this Contract for use with an IRA, you have been provided with supplemental information.

If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Prior to January 1, 2006 at the time of your initial Contribution, you could specify whether you were purchasing a Non-Qualified Contract or an IRA Annuity.

Prior to January 1, 2006, we required you to purchase separate Contracts if you wanted to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you needed to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

If a Contract is issued in connection with an employer's simplified employee pension plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

Assignments or Pledges

Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an Annuity IRA, you may not assign the Contract as collateral.

If a Non-Qualified Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Administration Department at First GWL&A. All assignments are subject to any action taken or payout made by First GWL&A before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a distribution as discussed above under "Taxation of Annuities." Please consult a competent tax adviser for further information.

Distribution of the Contracts

We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives of Schwab (“Schwab representatives”). Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of NASD. Schwab’s principal offices are located at 101 Montgomery Street, San Francisco, California 94104.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned indirect subsidiary of Great-West.  GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of NASD. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

First Great-West (or its affiliates, for purposes of this section only, collectively, "the Company") pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page 31 of this Prospectus. The Company pays a portion of these proceeds to Schwab for distribution services.

As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by NASD rules and other applicable laws and regulations. In the past, the marketing allowance and/or other promotional incentives or payments to Schwab have amounted to less than $25,000 per year.

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You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may have received or will continue to receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in First GWL&A.

Rights Reserved by First GWL&A

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law,
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account,
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law,
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity,
•	To change the time or time of day at which a valuation date is deemed to have ended, and/or
•

To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, First GWL&A is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which First GWL&A is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of First GWL&A.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

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Independent Registered Public Accounting Firm

The statement of assets and liabilities of Variable Annuity-2 Series Account of First GWL&A as of December 31, 2006, by investment division, and the related statements of operations for the year then ended, by investment division, and statements of changes in net assets for each of the two years in the period then ended, by investment division, and the balance sheets of First GWL&A as of December 31, 2006 and 2005, and the related statements of income, stockholder’s equity and cash flows for the years then ended, and the balance sheets of First GWL&A as of December 31, 2005 and 2004, and the related statements of income, stockholder’s equity and cash flows for the years then ended, included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing therein, which report expresses an unqualified opinion on the financial statements and include an explanatory paragraph referring to the 2004 financial statements having been restated to give effect to the merger of First GWL&A and Canada Life Insurance Company of New York which has been accounted for as a business combination in accordance with Statement of Financial Accounting Standards No. 141 “Business Combinations”, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Available Information

We have filed a registration statement ("Registration Statement") with the SEC under the Securities Act of 1933, as amended, relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Please refer to the Registration Statement and its exhibits for further information.

You may request a free copy of the Statement of Additional Information. Please direct any oral or written request for such documents to:

Annuity Administration Department

P.O. Box 173920

Denver, Colorado 80217-3920

1-800-838-0649

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by First GWL&A concerning the Contract and the Series Account.

You can also review and copy the Registration Statement and its exhibits and other reports and information filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

Table of Contents of the Statement of Additional Information

The Statement of Additional Information contains more specific information relating to the Series Account and First GWL&A, such as:

•	general information,
•	information about First GWL&A and the Variable Annuity-1 Series Account,
•	the calculation of annuity payouts,
•	postponement of payouts,
•	services,
•	withholding, and
•	financial statements for the Series Account and First Great-West Life & Annuity Insurance Company

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Appendix A – Condensed Financial Information

Selected data for accumulation units.

Outstanding through each period ending December 31, 2006

	AIM V.I. Core Equity	AIM V.I. High Yield	AIM V.I. International Growth	AIM V.I. Technology	Alger American Growth	Alger American MidCap Growth	Alliance-Bernstein VPS Small/MidCap Value

Date Sub-Account Commenced Operations	5/15/97	5/15/97	5/1/06	3/1/00	5/15/97	6/13/03	5/1/06
2006
Beginning Unit Value	$14.73	$12.14	$10.00	$2.40	$16.93	$14.31	$10.00
Ending Unit Value	$17.00	$13.33	$11.10	$2.63	$17.65	$15.63	$10.47
Number of Units Outstanding	50,383	13,550	53,747	141,718	90,392	17,307	9,980
Net Assets (000's)	$872	$204	$596	$372	$1,596	$271	$104

2005
Beginning Unit Value	$14.38	$11.92		$2.37	$15.24	$13.14
Ending Unit Value	$14.73	$12.14		$2.40	$16.93	$14.31
Number of Units Outstanding	63,134	17,700		176,373	88,597	16,169
Net Assets (000's)	$930	$215		$423	$1,500	$231

2004
Beginning Unit Value	$13.91	$10.84		$2.28	$14.57	$11.73
Ending Unit Value	$14.38	$11.92		$2.37	$15.24	$13.14
Number of Units Outstanding	99,374	25,846		181,149	116,167	17,579
Net Assets (000's)	$1,437	$336		$429	$1,771	$231

2003
Beginning Unit Value	$11.44	$8.75		$1.58	$10.87	$10.00
Ending Unit Value	$13.91	$10.84		$2.28	$14.57	$11.73
Number of Units Outstanding	123,666	72,248		233,492	137,615	6,127
Net Assets (000's)	$1,727	$794		$533	$2,005	$72

2002
Beginning Unit Value	$14.27	$8.94		$3.01	$16.36
Ending Unit Value	$11.44	$8.75		$1.58	$10.87
Number of Units Outstanding	134,274	56,845		237,751	161,233
Net Assets (000's)	$1,555	$526		$377	$1,753

2001
Beginning Unit Value	$15.81	$10.60		$5.60	$18.72
Ending Unit Value	$14.27	$8.94		$3.01	$16.36
Number of Units Outstanding	155,519	65,390		279,639	193,900
Net Assets (000's)	$2,239	$611		$840	$3,173

	AIM V.I. Core Equity	AIM V.I. High Yield	AIM V.I. International Growth	AIM V.I. Technology	Alger American Growth	Alger American MidCap Growth	Alliance-Bernstein VPS Small/MidCap Value
2000
Beginning Unit Value	$15.20	$12.10		$10.00	$22.15
Ending Unit Value	$15.81	$10.60		$5.60	$18.72
Number of Units Outstanding	139,214	91,172		234,077	230,386
Net Assets (000's)	$2,218	$990		$1,310	$4,312

1999
Beginning Unit Value	$13.35	$11.18			$16.70
Ending Unit Value	$15.20	$12.10			$22.15
Number of Units Outstanding	135,444	144,019			230,184
Net Assets (000's)	$2,076	$1,770			$5,098

1998
Beginning Unit Value	$11.68	$11.11			$11.37
Ending Unit Value	$13.35	$11.18			$16.70
Number of Units Outstanding	126,710	115,986			157,993
Net Assets (000's)	$1,707	$1,321			$2,639

1997
Beginning Unit Value	$10.00	$10.00			$10.00
Ending Unit Value	$11.68	$11.11			$11.37
Number of Units Outstanding	66,563	58,931			31,803
Net Assets (000's)	$777	$655			$362

	Alliance- Bernstein VPS International Growth	Alliance- Bernstein VPS Utility Income	Alliance- Bernstein VPS Growth & Income	Alliance- Bernstein VPS Growth	Alliance- Bernstein VPS International Value	American Century VP Balanced	American Century VP International	American Century VP Value	Baron Capital Asset

Date Sub-Account Commenced Operations	05/02/05	6/13/03	5/1/06	5/1/06	5/1/06	6/13/03	5/15/97	6/13/03	5/3/99
2006
Beginning Unit Value	$12.19	$15.09	$10.00	$10.00	$10.00	$12.00	$14.39	$13.35	$17.21
Ending Unit Value	$15.35	$18.51	$11.14	$9.91	$11.28	$13.05	$17.84	$15.70	$19.72
Number of Units Outstanding	84,808	43,256	2,582	3,132	60,838	40,864	42,491	70,276	64,153
Net Assets (000's)	$1,302	$801	$29	$31	$686	$533	$758	$1,104	$1,265

2005
Beginning Unit Value	$10.00	$13.11				$11.54	$12.81	$12.82	$16.80
Ending Unit Value	$12.19	$15.09				$12.00	$14.39	$13.35	$17.21
Number of Units Outstanding	47,455	16,595				27,857	56,667	41,581	101,532
Net Assets (000's)	$578	$250				$334	$815	$555	$1,748

2004
Beginning Unit Value		$10.64				$10.60	$11.25	$11.30	$13.48
Ending Unit Value		$13.11				$11.54	$12.81	$12.82	$16.80
Number of Units Outstanding		9,216				26,354	70,751	23,805	92,684
Net Assets (000's)		$121				$304	$907	$305	$1,557

2003
Beginning Unit Value		$10.00				$10.00	$9.11	$10.00	$10.46
Ending Unit Value		$10.64				$10.60	$11.25	$11.30	$13.48
Number of Units Outstanding		6,307				17,735	67,081	12,443	106,084
Net Assets (000's)		$67				$188	$754	$141	$1,430

2002
Beginning Unit Value							$11.54		$12.29
Ending Unit Value							$9.11		$10.46
Number of Units Outstanding							33,955		109,736
Net Assets (000's)							$309		$1,148

2001
Beginning Unit Value							$16.44		$11.04
Ending Unit Value							$11.54		$12.29
Number of Units Outstanding							27,230		75,949
Net Assets (000's)							$314		$934

	Alliance- Bernstein VPS International Growth	Alliance- Bernstein VPS Utility Income	Alliance- Bernstein VPS Growth & Income	Alliance- Bernstein VPS Growth	Alliance-Bernstein VPS International Value	American Century VP Balanced	American Century VP International	American Century VP Value	Baron Capital Asset
2000
Beginning Unit Value							$19.93		$11.43
Ending Unit Value							$16.44		$11.04
Number of Units Outstanding							51,924		56,176
Net Assets (000's)							$853		$620

1999
Beginning Unit Value							$12.25		$10.00
Ending Unit Value							$19.93		$11.43
Number of Units Outstanding							38,391		31,570
Net Assets (000's)							$765		$361

1998
Beginning Unit Value							$10.40
Ending Unit Value							$12.25
Number of Units Outstanding							14,930
Net Assets (000's)							$183

1997
Beginning Unit Value							$10.00
Ending Unit Value							$10.40
Number of Units Outstanding							4,713
Net Assets (000's)							$49

	Delaware VIP Small Cap Value Series	GVIT Mid Cap Index	Dreyfus IP MidCap Stock	Dreyfus VIF Appreciation	Dreyfus VIF Developing Leaders	Dreyfus VIF Growth & Income	Federated American Leaders II

Date Sub-Account Commenced Operations	6/13/03	6/13/03	6/13/03	5/3/99	6/13/03	5/3/99	5/15/97
2006
Beginning Unit Value	$15.54	$14.83	$14.03	$9.70	$13.47	$9.68	$16.14
Ending Unit Value	$17.91	$16.14	$14.99	$11.21	$13.86	$10.99	$18.24
Number of Units Outstanding	64,771	31,643	5,212	102,471	2,087	18,464	90,855
Net Assets (000's)	$1,160	$511	$78	$1,148	$29	$203	$1,696

2005
Beginning Unit Value	$14.33	$13.37	$12.96	$9.38	$12.84	$9.44	$15.12
Ending Unit Value	$15.54	$14.83	$14.03	$9.70	$13.47	$9.68	$16.14
Number of Units Outstanding	32,087	27,911	16,766	96,325	4,058	29,427	120,775
Net Assets (000's)	$499	$414	$235	$935	$55	$285	$1,943

2004
Beginning Unit Value	$11.89	$11.67	$11.42	$9.00	$11.63	$8.86	$13.89
Ending Unit Value	$14.33	$13.37	$12.96	$9.38	$12.84	$9.44	$15.12
Number of Units Outstanding	18,266	22,555	21,020	120,747	4,424	20,587	143,893
Net Assets (000's)	$262	$302	$272	$1,132	$57	$194	$2,216

2003
Beginning Unit Value	$10.00	$10.00	$10.00	$7.49	$10.00	$7.06	$10.97
Ending Unit Value	$11.89	$11.67	$11.42	$9.00	$11.63	$8.86	$13.89
Number of Units Outstanding	18,088	24,760	17,043	97,696	2,339	15,047	143,251
Net Assets (000's)	$215	$289	$195	$879	$27	$133	$2,005

2002
Beginning Unit Value				$9.07		$9.54	$13.87
Ending Unit Value				$7.49		$7.06	$10.97
Number of Units Outstanding				98,923		52,809	161,441
Net Assets (000's)				$741		$373	$1,810

2001
Beginning Unit Value				$10.09		$10.22	$14.61
Ending Unit Value				$9.07		$9.54	$13.87
Number of Units Outstanding				56,202		67,001	112,380
Net Assets (000's)				$510		$639	$1,602

	Delaware VIP Small Cap Value Series	Dreyfus GVIT Mid Cap Index	Dreyfus IP MidCap Stock	Dreyfus VIF Appreciation	Dreyfus VIF Developing Leaders	Dreyfus VIF Growth & Income	Federated American Leaders II
2000
Beginning Unit Value				$10.24		$10.71	$14.39
Ending Unit Value				$10.09		$10.22	$14.61
Number of Units Outstanding				47,486		50,895	90,160
Net Assets (000's)				$479		$520	$1,352

1999
Beginning Unit Value				$10.00		$10.00	$13.60
Ending Unit Value				$10.24		$10.71	$14.39
Number of Units Outstanding				36,666		29,117	120,912
Net Assets (000's)				$376		$312	$1,774

1998
Beginning Unit Value							$11.66
Ending Unit Value							$13.60
Number of Units Outstanding							117,665
Net Assets (000's)							$1,633

1997
Beginning Unit Value							$10.00
Ending Unit Value							$11.66
Number of Units Outstanding							67,882
Net Assets (000's)							$792

	Federated Fund For U.S. Government Securities II	Federated Capital Income II	Janus Aspen Balanced – I Shares	Janus Aspen Flexible Bond –I Shares	Janus Aspen Growth & Income – I Shares	Janus Aspen Large Cap Growth	Janus Aspen International Growth – I Shares	Janus Aspen Worldwide Growth

Date Sub-Account Commenced Operations	5/15/97	5/15/97	6/13/03	5/3/99	6/13/03	5/15/97	5/3/99	5/15/97
2006
Beginning Unit Value	$14.91	$10.98	$12.00	$13.50	$13.56	$13.89	$16.51	$14.24
Ending Unit Value	$15.39	$12.59	$13.18	$13.95	$14.53	$15.34	$24.06	$16.70
Number of Units Outstanding	116,962	10,822	77,814	116,086	67,906	46,374	50,297	73,619
Net Assets (000's)	$1,800	$136	$1,025	$1,619	$986	$712	$1,210	$1,229

2005
Beginning Unit Value	$14.74	$10.42	$11.21	$13.35	$12.17	$13.44	$12.58	$13.57
Ending Unit Value	$14.91	$10.98	$12.00	$13.50	$13.56	$13.89	$16.51	$14.24
Number of Units Outstanding	129,731	10,861	40,415	115,659	61,712	58,143	37,685	86,709
Net Assets (000's)	$1,934	$119	$485	$1,561	$837	$808	$622	$1,235

2004
Beginning Unit Value	$14.34	$9.56	$10.42	$12.95	$10.97	$12.96	$10.67	$13.06
Ending Unit Value	$14.74	$10.42	$11.21	$13.35	$12.17	$13.44	$12.58	$13.57
Number of Units Outstanding	165,436	3,785	42,706	138,761	38,013	92,051	25,290	119,266
Net Assets (000's)	$2,438	$39	$479	$1,852	$463	$1,237	$318	$1,618

2003
Beginning Unit Value	$14.13	$7.99	$10.00	$12.27	$10.00	$9.93	$7.98	$10.62
Ending Unit Value	$14.34	$9.56	$10.42	$12.95	$10.97	$12.96	$10.67	$13.06
Number of Units Outstanding	169,417	4,459	12,191	153,252	7,549	117,555	22,769	133,687
Net Assets (000's)	$2,430	$43	$127	$1,984	$83	$1,524	$243	$1,746

2002
Beginning Unit Value	$13.07	$10.60		$11.20		$13.62	$10.81	$14.38
Ending Unit Value	$14.13	$7.99		$12.27		$9.93	$7.98	$10.62
Number of Units Outstanding	173,136	2,890		181,698		140,676	41,736	167,744
Net Assets (000's)	$2,447	$23		$2,230		$1,396	$333	$1,782

2001
Beginning Unit Value	$12.32	$12.39		$10.49		$18.26	$14.21	$18.71
Ending Unit Value	$13.07	$10.60		$11.20		$13.62	$10.81	$14.38
Number of Units Outstanding	151,290	4,108		109,721		195,165	64,470	197,508
Net Assets (000's)	$1,977	$44		$1,229		$2,658	$697	$2,841

	Federated Fund For U.S. Government Securities II	Federated Capital Income II	Janus Aspen Balanced – I Shares	Janus Aspen Flexible Bond – I Shares	Janus Aspen Growth & Income - I Shares	Janus Aspen Large Cap Growth	Janus Aspen International Growth - I Shares	Janus Aspen Worldwide Growth
2000
Beginning Unit Value	$11.19	$13.72		$9.96		$21.55	$17.04	$22.37
Ending Unit Value	$12.32	$12.39		$10.49		$18.26	$14.21	$18.71
Number of Units Outstanding	92,647	5,362		36,445		255,120	71,548	284,204
Net Assets (000's)	$1,141	$66		$382		$4,657	$1,016	$5,316

1999
Beginning Unit Value	$11.36	$13.61		$10.00		$15.09	$10.00	$13.72
Ending Unit Value	$11.19	$13.72		$9.96		$21.55	$17.04	$22.37
Number of Units Outstanding	66,641	3,821		8,048		235,562	43,283	234,428
Net Assets (000's)	$746	$52		$80		$5,076	$738	$5,244

1998
Beginning Unit Value	$10.64	$12.05				$11.22		$10.73
Ending Unit Value	$11.36	$13.61				$15.09		$13.72
Number of Units Outstanding	88,763	20,842				146,172		179,884
Net Assets (000's)	$1,008	$284				$2,206		$2,468

1997
Beginning Unit Value	$10.00	$10.00				$10.00		$10.00
Ending Unit Value	$10.64	$12.05				$11.22		$10.73
Number of Units Outstanding	32,659	310				42,290		87,156
Net Assets (000's)	$347	$4				$474		$935

	Neuberger Berman AMT Regency	Oppenheimer Global Securities VA	PIMCO VIT High Yield	PIMCO VIT Low Duration	PIMCO VIT Total Return	Pioneer Fund VCT	Pioneer Growth Opportunities VCT	Pioneer Small Cap Value VCT	Pioneer Mid Cap Value VCT

Date Sub-Account Commenced Operations	5/1/06	6/13/03	6/13/03	6/13/03	5/2/05	5/15/97	5/3/99	6/13/03	5/1/06
2006
Beginning Unit Value	$10.00	$16.63	$11.88	$10.04	$10.06	$12.20	$14.13	$16.60	$10.00
Ending Unit Value	$10.22	$19.41	$12.84	$10.35	$10.36	$14.11	$14.79	$18.48	$10.63
Number of Units Outstanding	1,063	90,026	105,750	134,424	145,543	17,205	25,902	18,665	486
Net Assets (000's)	$11	$1,748	$1,358	$1,391	$1,508	$243	$383	$345	$5

2005
Beginning Unit Value		$14.68	$11.51	$10.02	$10.00	$11.59	$13.36	$14.57
Ending Unit Value		$16.63	$11.88	$10.04	$10.06	$12.20	$14.13	$16.60
Number of Units Outstanding		139,028	100,978	141,466	48,946	7,846	31,790	32,017
Net Assets (000's)		$2,313	$1,199	$1,420	$492	$96	$449	$532

2004
Beginning Unit Value		$12.42	$10.59	$9.92		$10.85	$11.01	$12.01
Ending Unit Value		$14.68	$11.51	$10.02		$11.59	$13.36	$14.57
Number of Units Outstanding		70,847	66,616	139,135		8,482	46,953	32,685
Net Assets (000's)		$1,040	$767	$1,394		$98	$627	$476

2003
Beginning Unit Value		$10.00	$10.00	$10.00		$8.77	$7.77	$10.00
Ending Unit Value		$12.42	$10.59	$9.92		$10.85	$11.01	$12.01
Number of Units Outstanding		36,521	8,024	55,364		18,418	39,068	15,272
Net Assets (000's)		$454	$85	$549		$200	$430	$183

2002
Beginning Unit Value						$11.94	$12.57
Ending Unit Value						$8.77	$7.77
Number of Units Outstanding						31,832	33,318
Net Assets (000's)						$279	$259

2001
Beginning Unit Value						$13.29	$10.64
Ending Unit Value						$11.94	$12.57
Number of Units Outstanding						36,876	27,184
Net Assets (000's)						$440	$342

	Neuberger Berman AMT Regency	Oppenheimer Global Securities VA	PIMCO VIT High Yield	PIMCO VIT Low Duration	PIMCO VIT Total Return	Pioneer Fund VCT	Pioneer Growth Opportunities Fund	Pioneer Small Cap Value Fund	Pioneer Mid Cap Value VCT
2000
Beginning Unit Value						$15.02	$11.44
Ending Unit Value						$13.29	$10.64
Number of Units Outstanding						55,168	17,234
Net Assets (000's)						$733	$183

1999
Beginning Unit Value						$13.86	$10.00
Ending Unit Value						$15.02	$11.44
Number of Units Outstanding						77,732	19,507
Net Assets (000's)						$1,168	$223

1998
Beginning Unit Value						$11.19
Ending Unit Value						$13.86
Number of Units Outstanding						81,951
Net Assets (000's)						$1,136

1997
Beginning Unit Value						$10.00
Ending Unit Value						$11.19
Number of Units Outstanding						33,471
Net Assets (000's)						$375

	Prudential Series Fund Equity	Schwab MarketTrack Growth II	Schwab Money Market	Schwab S&P 500 Index	DWS Blue Chip VIP	DWS Dreman High Return Equity VIP	DWS Capital Growth VIP	DWS Growth & Income VIP

Date Sub-Account Commenced Operations	5/3/99	5/15/97	5/15/97	5/15/97	5/1/06	05/02/05	5/3/99	5/3/99
2006
Beginning Unit Value	$10.49	$15.94	$12.27	$15.31	$10.00	$10.79	$9.23	$8.80
Ending Unit Value	$11.66	$18.18	$12.73	$17.54	$10.78	$12.70	$9.93	$9.91
Number of Units Outstanding	70,278	102,060	394,944	318,627	46,935	27,787	15,890	30,518
Net Assets (000's)	$820	$1,855	$5,028	$5,590	$506	$353	$158	$302

2005
Beginning Unit Value	$9.53	$15.20	$12.05	$14.74		$10.00	$8.55	$8.36
Ending Unit Value	$10.49	$15.94	$12.27	$15.31		$10.79	$9.23	$8.80
Number of Units Outstanding	47,154	92,909	481,922	402,180		25,509	19,327	36,036
Net Assets (000's)	$495	$1,481	$5,915	$6,156		$275	$178	$317

2004
Beginning Unit Value	$8.78	$13.74	$12.04	$13.45			$7.98	$7.66
Ending Unit Value	$9.53	$15.20	$12.05	$14.74			$8.55	$8.36
Number of Units Outstanding	26,039	95,072	483,806	383,040			22,477	37,708
Net Assets (000's)	$248	$1,445	$5,829	$5,645			$192	$315

2003
Beginning Unit Value	$6.75	$10.91	$12.06	$10.58			$6.34	$6.09
Ending Unit Value	$8.78	$13.74	$12.04	$13.45			$7.98	$7.66
Number of Units Outstanding	1,216	99,603	418,950	389,057			15,696	33,949
Net Assets (000's)	$11	$1,368	$5,045	$5,231			$125	$260

2002
Beginning Unit Value	$8.80	$13.01	$12.00	$13.75			$9.03	$7.99
Ending Unit Value	$6.75	$10.91	$12.06	$10.58			$6.34	$6.09
Number of Units Outstanding	995	98,384	507,990	348,653			13,975	10,849
Net Assets (000's)	$7	$1,073	$6,125	$3,687			$89	$66

2001
Beginning Unit Value	$10.05	$14.33	$11.67	$15.79			$11.30	$9.09
Ending Unit Value	$8.80	$13.01	$12.00	$13.75			$9.03	$7.99
Number of Units Outstanding	809	47,996	1,093,341	278,148			17,131	16,180
Net Assets (000's)	$7	$625	$13,120	$3,825			$155	$129

	Prudential Series Fund Equity	Schwab MarketTrack Growth II	Schwab Money Market	Schwab S&P 500 Index	DWS Blue Chip VIP	DWS Dreman High Return Equity VIP	DWS Capital Growth VIP	DWS Growth & Income VIP
2000
Beginning Unit Value	$9.85	$15.18	$11.11	$17.57			$12.64	$9.36
Ending Unit Value	$10.05	$14.33	$11.67	$15.79			$11.30	$9.09
Number of Units Outstanding	17,767	54,059	810,042	255,805			14,267	10,277
Net Assets (000's)	$179	$775	$9,452	$4,039			$161	$93

1999
Beginning Unit Value	$10.00	$12.80	$10.69	$14.71			$10.00	$10.00
Ending Unit Value	$9.85	$15.18	$11.11	$17.57			$12.64	$9.36
Number of Units Outstanding	N/A	42,025	408,367	270,917			8,181	864
Net Assets (000's)	N/A	$638	$4,537	$4,759			$103	$8

1998
Beginning Unit Value		$11.42	$10.27	$11.58
Ending Unit Value		$12.80	$10.69	$14.71
Number of Units Outstanding		46,663	241,333	221,963
Net Assets (000's)		$597	$2,581	$3,264

1997
Beginning Unit Value		$10.00	$10.00	$10.00
Ending Unit Value		$11.42	$10.27	$11.58
Number of Units Outstanding		17,850	168,197	73,884
Net Assets (000's)		$204	$1,727	$856

* On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this underlying Portfolio. The data shown above reflects financial information for the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio after that date.

	DWS Health Care VIP	DWS Large Cap Value VIP	DWS Dreman Small Mid Cap Value VIP	DWS Small Cap Index VIP	Universal Institutional Fund U.S. Real Estate*	Third Avenue Value	Van Kampen LIT ComStock

Date Sub-Account Commenced Operations	5/1/06	5/1/06	5/1/06	5/3/99	9/17/97	5/1/06	05/02/05
2006
Beginning Unit Value	$10.00	$10.00	$10.00	$15.51	$26.02	$10.00	$10.60
Ending Unit Value	$10.70	$11.98	$10.59	$18.06	$35.62	$10.31	$12.23
Number of Units Outstanding	1,221	2,441	22,567	31,092	70,795	21,960	45,969
Net Assets (000's)	$13	$29	$239	$562	$2,521	$226	$562

2005
Beginning Unit Value				$15.00	$22.42		$10.00
Ending Unit Value				$15.51	$26.02		$10.60
Number of Units Outstanding				48,062	57,727		13,602
Net Assets (000's)				$745	$1,502		$144

2004
Beginning Unit Value				$12.85	$16.58
Ending Unit Value				$15.00	$22.42
Number of Units Outstanding				61,669	55,872
Net Assets (000's)				$925	$1,253

2003
Beginning Unit Value				$8.85	$12.16
Ending Unit Value				$12.85	$16.58
Number of Units Outstanding				89,623	53,856
Net Assets (000's)				$1,151	$893

2002
Beginning Unit Value				$11.24	$12.36
Ending Unit Value				$8.85	$12.16
Number of Units Outstanding				75,203	52,232
Net Assets (000's)				$665	$635

2001
Beginning Unit Value				$11.10	$11.22
Ending Unit Value				$11.24	$12.36
Number of Units Outstanding				52,551	26,658
Net Assets (000's)				$591	$329

	DWS Health Care VIP	DWS Large Cap Value	DWS Dreman Small Cap Value VIP	DWS Small Cap Index VIP	Universal Institutional Fund U.S. Real Estate*	Third Avenue Value	Van Kampen LIT ComStock
2000
Beginning Unit Value				$11.65	$8.94
Ending Unit Value				$11.10	$11.22
Number of Units Outstanding				4,257	16,089
Net Assets (000's)				$47	$180

1999
Beginning Unit Value				$10.00	$9.33
Ending Unit Value				$11.65	$8.94
Number of Units Outstanding				2,510	5,789
Net Assets (000's)				$29	$52

1998
Beginning Unit Value					$10.56
Ending Unit Value					$9.33
Number of Units Outstanding					4,700
Net Assets (000's)					$44

1997
Beginning Unit Value					$10.00
Ending Unit Value					$10.56
Number of Units Outstanding					274
Net Assets (000's)					$3

	Van Kampen LIT Growth & Income	Wells Fargo Advantage Multi Cap Value	Wells Fargo Advantage Opportunity

Date Sub-Account Commenced Operations	05/02/05	05/03/99	5/1/06
2006
Beginning Unit Value	$11.01	$13.34	$10.00
Ending Unit Value	$12.69	$15.31	$10.41
Number of Units Outstanding	15,863	20,408	8,050
Net Assets (000's)	$201	$312	$84

2005
Beginning Unit Value	$10.00	$11.55
Ending Unit Value	$11.01	$13.34
Number of Units Outstanding	13,481	28,311
Net Assets (000's)	$148	$378

2004
Beginning Unit Value		$9.97
Ending Unit Value		$11.55
Number of Units Outstanding		39,145
Net Assets (000's)		$452

2003
Beginning Unit Value		$7.27
Ending Unit Value		$9.97
Number of Units Outstanding		62,422
Net Assets (000's)		$623

2002
Beginning Unit Value		$9.54
Ending Unit Value		$7.27
Number of Units Outstanding		88,871
Net Assets (000's)		$646

2001
Beginning Unit Value		$9.24
Ending Unit Value		$9.54
Number of Units Outstanding		82,944
Net Assets (000's)		$791

	Van Kampen LIT Growth & Income	Wells Fargo Advantage Multi Cap Value	Wells Fargo Advantage Opportunity
2000
Beginning Unit Value		$8.64
Ending Unit Value		$9.24
Number of Units Outstanding		27,382
Net Assets (000's)		$253

1999
Beginning Unit Value		$10.00
Ending Unit Value		$8.64
Number of Units Outstanding		9,666
Net Assets (000's)		$84

1998
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

1997
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

Appendix B—Market Value Adjustments

The amount available for a full surrender, partial withdrawal or Transfer equals the amount requested plus or minus the Market Value Adjustment ("MVA"). The MVA is calculated by multiplying the amount requested by the market value adjustment factor ("MVAF").

The MVA formula

The MVA is determined using the following formula:

MVA = (amount applied) X (Market Value Adjustment Factor)

The MVAF is:

MVAF = {[(1 + i)/(1 + j)] N/12} – 1

Where:

•

i is the U.S. Treasury Strip ask side yield as published by Bloomberg Professional® on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period, and

•	j is the U.S. Treasury Strip ask side yield as published by Bloomberg Professional® on the last business day of the week prior to the week the Guarantee Period is broken.

The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years; and N is the number of complete months remaining until maturity. If N is less than 6, the MVA will equal 0.

Examples

Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates,

(2) decreasing interest rates, (3) flat interest rates

(i and j are within .10% of each other), and (4) less than 6 months to maturity.

Example #1—Increasing Interest Rates

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2006
Interest Guarantee Period	10 years
I	assumed to be 6.15%
Surrender date	July 1, 2001
J	7.00%
Amount surrendered	$10,000
N	65
MVAF	= {[(1 + i)/(1 + j)]N/12} - 1
= {[1.0615/1.07]65/12} - 1
= .957718 - 1
= -.042282
MVA	= (amount Transferred or surrendered) x MVAF
= $10,000 x - .042282
= - $422.82

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)

= ($10,000 + - $422.82) x (1-0)
= $9,577.18

Example #2—Decreasing Interest Rates

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2006
Interest Guarantee Period	10 years
i	assumed to be 6.15%
Surrender date	July 1, 2000
j	5.00%
Amount surrendered	$10,000
N	65
MVAF	= {[(1 + i)/(1 + j)]N/12} - 1
= {[1.0615/1.05]65/12} - 1
= .060778
MVA	= (amount Transferred or surrendered) x MVAF
= $10,000 x .060778
= $607.78

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)

= ($10,000 + $607.78) x (1-0)
= $10,607.78

Example #3—Flat Interest Rates

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2006
Interest Guarantee Period	10 years
i	assumed to be 6.15%
Surrender date	July 1, 2001
j	6.24%
Amount surrendered	$10,000
N	65
MVAF	= {[(1 + i)/(1 + j)]N/12} - 1
= {[1.0615/1.0624]65/12} - 1
= .995420 - 1
= -.004580
MVA	= (amount Transferred or surrendered) x MVAF
= $10,000 x -.004589
= $-45.80

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)

= ($10,000 - $45.80) x (1-0)
= $9,954.20

Example #4—N < 6 (less than 6 months to maturity)

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2006
Interest Guarantee Period	10 years
I	assumed to be 6.15%
Surrender date	July 1, 2006
J	7.00%
Amount surrendered	$10,000
N	5
MVAF	= {[(1 + i)/(1 + j)]N/12} - 1
= {[1.0615/1.07]5/12} - 1
= .99668 - 1
= -.00332

However, N<6, so MVAF = 0

MVA	= (amount Transferred or surrendered) x MVAF
= $10,000 x 0
= $0

Surrender Value = (amount Transferred or surrendered + MVA) x (1-CDSC)

= ($10,000 + $0) x (1-0)
= $10,000

Appendix C—Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

1)	the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, plus or minus
3)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by First GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period, and

(c) is an amount representing the mortality and expense risk charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.

The net investment factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

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VARIABLE ANNUITY-1 SERIES ACCOUNT

Flexible Premium Deferred Variable Annuity Contracts

issued by

First Great-West Life & Annuity Insurance Company

50 Main Street, 9th Floor

White Plains, New York 10606

Telephone: (800) 537-2033

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2007, which is available without charge by contacting the Annuity Administration Department, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-800-838-0649.

The date of this Statement of Additional Information is

May 1, 2007.

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GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

First Great-West Life & Annuity Insurance Company (the "Company" or "First GWL&A") (formerly known as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), a Colorado stock life insurance company. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

First GWL&A is rated by a number of nationally recognized rating agencies. The ratings represent the opinion of the rating agencies regarding the financial strength of the Company and its ability to meet ongoing obligations to policyholders. The ratings take into account an agreement whereby GWL&A has undertaken to provide First GWL&A with certain financial support related to maintaining required statutory surplus and liquidity.

Rating Agency	Measurement	Rating

A.M. Best Company, Inc.	Financial strength, operating performance, and business profile.	A+

Fitch, Inc.	Financial strength	AA+‚

Standard & Poor's Corporation	Financial strength	AAƒ

	Superior (highest rating out of ten categories)
‚	Very Strong (second highest rating out of eight categories)
ƒ	Very Strong (second highest rating out of nine categories)

The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the

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Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYOUTS

A.	Fixed Annuity Options

The amount of each annuity payout under a fixed annuity option is fixed and guaranteed by the Company. On the Payout Commencement Date, the Annuity Account Value held in the Guarantee Period Fund, with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payouts will not vary during the entire period of annuity payouts and are determined according to the provisions of the annuity option selected.

B.	Variable Annuity Options

To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by the Sub-Account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the annuity payout period.

The first payout under a variable annuity payout option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payouts after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account.

POSTPONEMENT OF PAYOUTS

With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Annuity Administration Department. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by First GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of First GWL&A. First GWL&A maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50

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million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of First GWL&A.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as First GWL&A's and the Series Account's Independent Registered Public Accounting Firm. Deloitte & Touche LLP examines financial statements for First GWL&A and the Series Account and provides other audit, tax and related services.

The following financial statements, audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, as set forth in their reports appearing therein, are included in this Statement of Additional Information as referenced in the prospectus:

•

Statement of assets and liabilities of Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company as of December 31, 2006, by investment division, and the related statements of operations for the year then ended, by investment division, and statements of changes in net assets for each of the two years in the period then ended, by investment division;

•

Balance sheets of First Great-West Life & Annuity Insurance Company as of December 31, 2005 and 2004, and the related statements of income, stockholder’s equity and cash flows for the year then ended and

•

Balance sheets of First Great-West Life & Annuity Insurance Company as of December 31, 2006 and 2005, and the related statements of income, stockholder’s equity and cash flows for the years then ended.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), an affiliate of First GWL&A. GWFS is a Delaware corporation and is a member of the NASD. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS or any previous principal underwriter for the Contracts was zero for the last three fiscal years.

D.	Administrative Services

First GWL&A and GWL&A have entered into an Administrative Services Agreement dated August 1, 2003, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for First GWL&A. In addition, certain of GWL&A's property, equipment, and facilities are made available for First GWL&A for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws. The total compensation paid to GWL&A in connection with these services for the last three fiscal years was $702,200 for 2006, $1,470,800 for 2005, and $1,021,700 for 2004.

Certain administrative services are provided by GWFS to assist First GWL&A in processing the Contracts. These services are described in written agreements between GWFS and First GWL&A. The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.

WITHHOLDING

Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of

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qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number ("TIN") (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

FINANCIAL STATEMENTS

The financial statements of First Great-West Life & Annuity Insurance Company should be considered only as bearing upon Depositor's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

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First Great-West Life & Annuity
Insurance Company
(a wholly-owned subsidiary of
Great-West Life & Annuity Insurance Company)

Balance Sheets as of December 31, 2006 and 2005, and Related Statements of Income, Statements of Stockholder’s Equity and Cash Flows for the Years then Ended and Report of Independent Registered Public Accounting Firm

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

First Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying balance sheets of First Great-West Life & Annuity Insurance Company (the Company) as of December 31, 2006 and 2005, and the related statements of income, stockholder’s equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First Great-West Life & Annuity Insurance Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

March 29, 2007

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Balance Sheets

December 31, 2006 And 2005

(In Thousands, Except Share Amounts)

	December 31,
	2006	2005
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost $390,577 and $391,520)	$390,414	$394,783
Equity investments, available-for-sale, at fair value (cost $125 and $20)	171	52
Mortgage loans on real estate (net of allowances
of $802 and $802)	96,907	89,948
Policy loans	11,969	13,153
Short-term investments, available-for-sale (cost
approximates fair value)	22,886	25,357
Total investments	522,347	523,293

Other Assets:
Cash	1,446	1,179
Reinsurance receivable:
Related party	39,331	37,392
Other	9,206	11,478
Deferred acquisition costs and value of business acquired	12,138	10,846
Investment income due and accrued	3,977	4,074
Amounts receivable related to uninsured accident
and health plan claims (net of allowances of
$486 and $566)	935	933
Premiums in course of collection (net of
allowances of $25 and $15)	1,371	1,646
Deferred income taxes	3,649	2,665
Collateral under securities lending agreements	45,243	-
Goodwill	2,251	2,251
Other assets	1,936	3,474
Separate Account Assets	86,136	68,944
Total Assets	$729,966	$668,175

See notes to financial statements.
(Continued)

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Balance Sheets

December 31, 2006 And 2005

(In Thousands, Except Share Amounts)

	December 31,
	2006	2005
Liabilities And Stockholder’s Equity
Policy Benefit Liabilities:
Policy reserves	$498,259	$499,392
Policy and contract claims	7,117	6,272
Policyholders’ funds	5,504	5,375
Provision for policyholders’ dividends	1,600	1,600
Undistributed earnings on participating business	238	2,403
Total policy benefit liabilities	512,718	515,042

General Liabilities:
Due to parent and affiliates	667	2,275
Payable under securities lending agreements	45,243	-
Repurchase agreements	13,431	13,395
Bank overdrafts	982	2,368
Other liabilities	2,729	3,142
Separate Account Liabilities	86,136	68,944
Total liabilities	661,906	605,166

Commitments And Contingencies	-	-

Stockholder’s Equity:
Common stock, $1,000 par value; 10,000 shares
authorized; 2,500 shares issued and outstanding	2,500	2,500
Additional paid-in capital	56,350	56,350
Accumulated other comprehensive loss	(395)	(491)
Retained earnings	9,605	4,650
Total stockholder’s equity	68,060	63,009
Total Liabilities And Stockholder’s Equity	$729,966	$668,175

See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statements Of Income

Years Ended December 31, 2006 And 2005

(In Thousands)

	Year Ended December 31,
	2006	2005
Revenues:
Premium income:
Related party (net of premiums ceded of
$7,680 and $8,097)	$(7,680)	$(8,097)
Other (net of premiums ceded of
$2,770, and$3,053)	30,650	32,594
Fee income	6,152	7,255
Net investment income	27,959	28,987
Net realized gains (losses) on investments	54	(917)
Total revenues	57,135	59,822

Benefits And Expenses:
Life and other policy benefits (net of reinsurance
recoveries of $7,352 and $6,061)	34,771	30,958
Decrease in policy reserves:
Related party	(1,940)	(2,859)
Other	(6,697)	(3,221)
Interest paid or credited to contractholders	10,312	10,456
Provision for policyholders’ share of earnings on participating business	(351)	54
Dividends to policyholders	1,610	1,686
General insurance expenses	8,642	9,546
Amortization of deferred acquisition costs and value of business acquired	2,945	2,761
Total benefits and expenses	49,292	49,381
Income Before Income Taxes	7,843	10,441

Provision For Income Taxes:
Current	2,944	(2,812)
Deferred	(56)	7,465
Total income taxes	2,888	4,653

Net Income	$4,955	$5,788

See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statements Of Stockholder’s Equity

Years Ended December 31, 2006 And 2005

(In Thousands)

			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained
	Stock	Capital	Income (Loss)	Earnings	Total
Balances, January 1, 2005	$2,500	$56,350	$3,772	$25,862	$88,484
Net income				5,788	5,788
Net change in unrealized losses			(4,263)		(4,263)
Total comprehensive income					1,525
Dividends				(27,000)	(27,000)
Balances, December 31, 2005	$2,500	$56,350	$(491)	$4,650	$63,009
Net income				4,955	4,955
Net change in unrealized gains			96		96
Total comprehensive income					5,051
Balances, December 31, 2006	$2,500	$56,350	$(395)	$9,605	$68,060

See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statements Of Cash Flows

Years Ended December 31, 2006 And 2005

(In Thousands)

	Year Ended December 31,
	2006	2005
Operating Activities:
Net income	$4,955	$5,788
Adjustments to reconcile net income to net
cash provided by operating activities:
Undistributed earnings (loss) to participating policyholders	(351)	54
Amortization of (premiums) and discounts on investments	319	226
Net realized (gains) losses on investments	(54)	917
Depreciation and amortization	2,946	2,787
Deferral of acquisition costs	(3,504)	(4,141)
Deferred income taxes	(56)	7,465
Changes in assets and liabilities:
Accrued interest and policyholder receivables	370	597
Policy benefit liabilities	509	3,022
Reinsurance receivable	333	(5,311)
Other, net	787	(5,878)
Net cash provided by operating activities	6,254	5,526

Investing Activities:
Proceeds from sales, maturities and
redemptions of investments:
Fixed maturities available-for-sale	139,056	165,098
Mortgage loans on real estate	15,196	15,122
Purchases of investments:
Fixed maturities available-for-sale	(137,982)	(152,173)
Mortgage loans on real estate	(22,550)	(26,150)
Equity Investments	(105)	-
Net change in short-term investments	2,492	38,442
Change in repurchase agreements	36	(18,435)
Other, net	320	(113)
Net cash provided by (used in) investing activities	(3,537)	21,791

Financing Activities:
Contract deposits	11,175	8,930
Contract withdrawals	(10,631)	(7,160)
Change in due to parent and affiliates	(1,608)	(1,402)
Dividends	-	(27,000)
Change in bank overdrafts	(1,386)	(199)
Net cash used in financing activities	(2,450)	(26,831)

Net increase in cash	267	486
Cash, beginning of year	1,179	693
Cash, end of year	$1,446	$1,179

Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$1,637	$818

See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

1.	Organization And Significant Accounting Policies

Organization – First Great-West Life & Annuity Insurance Company (the “Company”), is a wholly-owned direct subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). On December 31, 2005, First Great-West Life & Annuity Insurance Company (“FGWL&A”) merged with and into Canada Life Insurance Company of New York (“CLNY”). Upon completion of the merger, CLNY’s name was changed to that of the Company. The merger has been accounted for as a “reorganization of businesses under common control” and, accordingly, the assets and liabilities of FGWL&A and CLNY and the results of their operations have been combined at their historical cost basis as if the merger had taken place at the beginning of the earliest period presented.

The Company offers individual and group life insurance, individual and group annuity products and group accident and health products. The Company was incorporated as a stock life insurance company in the State of New York and is subject to regulation by the New York Department of Insurance.

Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred acquisition costs and value of business acquired, derivative instruments, valuation of privately placed fixed maturities and taxes on income. Actual results could differ from those estimates.

Reclassifications have been made to the 2005 financial statements to conform to the 2006 presentation. The changes in presentation to the statements of cash flows relate to the cash flows from sales and purchases of repurchase agreement assets which in 2006 are presented in net change in short-term investments and in 2005 were presented on a gross basis in proceeds from sales of fixed maturities and in purchases of fixed maturities, and to the reclassification of the change in repurchase agreement borrowings from financing activities into investing activities. In addition, contract deposits and withdrawals, which were presented on a net basis in 2005, are shown separately in 2006. Reclassifications were also made in the 2005 balance sheets and the statements of income regarding the presentation of deferred acquisition costs and value of business acquired, goodwill, other assets, general insurance expense, amortization of deferred acquisition costs and interest expense. The reclassifications had no effect on previously reported total assets, total liabilities, stockholder’s equity or net income and were done to further enhance the readers’ understanding of the Company’s financial statements.

Significant accounting policies

Investments - Investments are reported as follows:

1.

The Company has classified its fixed maturity investments as available-for-sale and carries them at fair value with the net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder’s equity section in the accompanying balance sheets. Net unrealized gains and losses related to participating contract policies are recorded as undistributed earnings on participating business in the accompanying balance sheets.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains (losses) on investments.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

2.

Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the scientific interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

The Company maintains an allowance for credit losses at a level that is sufficient to absorb credit losses on its impaired loans in management’s opinion. Management’s judgment is based upon extensive situational analysis of each individual loan and may consider past loss experience and current and projected economic conditions. The measurement of impaired loans is based on the fair value of the collateral.

3.

Equity investments classified as available for sale are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder’s equity section of the accompanying balance sheets.

4.	Policy loans are carried at their unpaid balances.

5.

Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost, which approximates fair value. The Company classifies its short-term investments as available-for-sale.

6.	Gains and losses realized upon the disposal of investments are determined on a specific identification basis.

7.

The Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty files for bankruptcy or becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included in repurchase agreements in the accompanying balance sheets. The liability is collateralized by securities with approximately the same value.

8.

The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in the event of default by the borrower. The Company’s securities lending transactions are accounted for as collateralized borrowings. Collateral is defined as government securities, letters of credit, and/or cash collateral. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

Derivative financial instruments - All derivatives, whether designated as hedging relationships or not, are recorded on the balance sheets at fair value. Accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income on the Company’s balance sheets and are recognized in the income statements when the hedged item affects earnings. Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of change.

Cash - Cash includes only amounts in demand deposit accounts.

Bank overdrafts - The Company’s cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment can result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying balance sheets. At December 31, 2006 and 2005, this liability was $982 and $2,368, respectively.

Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”) - DAC, which primarily consist of sales commissions and costs associated with the Company’s sales representatives related to the production of new business, have been deferred to the extent recoverable. VOBA represents the estimated fair value of insurance or annuity contracts acquired through the acquisition of another insurance company. The recoverability of such costs is dependent upon the future profitability of the related business. The Company’s VOBA resulted from GWL&A’s 2003 acquisition of CLNY. DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred acquisition costs was $2,875 and $2,771 during the years ended December 31, 2006 and 2005, respectively. See Note 7 for additional information regarding deferred acquisition costs and the value of business acquired.

Goodwill - Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition transaction. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2006 and 2005.

Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying balance sheets. The Company’s separate accounts invest in shares of Maxim Series Fund, Inc., an open-end management investment company, which is an affiliate of GWL&A, and shares of other non-affiliated mutual funds and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contract holders and, therefore, are not included in the Company’s statements of income. Revenues of the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges.

Life insurance and annuity policy reserves - Life insurance and annuity policy reserves with life contingencies in the amounts of $449,022 and $450,000 at December 31, 2006 and 2005, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity policy reserves without life contingencies in the amounts of $48,456 and $48,589 at December 31, 2006 and 2005, respectively, are established at the contract holder’s account value.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

Reinsurance - Policy reserves and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable on the balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported are valued based primarily on the Company’s prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating fund account – The Company sells participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in premium charged and the actual experience. The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors.

Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes - Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events have been recognized in the Company’s financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

Regulatory requirements - In accordance with the requirements of the New York State Department of Insurance (the “Department”), the Company must demonstrate that it maintains adequate capital. At December 31, 2006 and 2005, the Company was in compliance with the requirement (See Note 8).

In accordance with the requirements of the regulatory authorities in the states in which the Company conducts its business, it is required to maintain deposits with those authorities for the purpose of security for policy and contract holders. The Company generally fulfills this requirement with the deposit of United States government obligations.

Recently adopted accounting pronouncements –

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position No. 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement of Financial Accounting Standards No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

Realized Gains and Losses From the Sale of Investments”. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007. The adoption of SOP 05-1 did not have a material effect on the Company’s financial position or the results of its operations.

In November 2005, the FASB issued Staff Position No. FAS 115-1 and FAS 124-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP 115-1 and 124-1”). FSP 115-1 and 124-1 supersedes Emerging Issues Task Force Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” and amends Statement of Financial Accounting Standards No. 115 “Accounting for Certain Investments in Debt and Equity Securities,” Statement of Financial Accounting Standards No. 124 “Accounting for Certain Investments Held by Not-for-Profit Organizations” and Accounting Principles Board Opinion No. 18 “The Equity Method of Accounting for Investments in Common Stock.” FSP 115-1 and 124-1 addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of an impairment loss. FSP 115-1 and 124-1 also includes provisions for accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP 115-1 and 124-1 was effective for reporting periods beginning after December 15, 2005 with earlier adoption permitted. The Company adopted FSP 115-1 and 124-1 during its fiscal quarter ended December 31, 2005. The adoption of FSP 115-1 and 124-1 did not have a material effect on the Company’s financial position or results of its operations.

In February 2006, the FASB issued Statement of Financial Accounting Standards No. 155, “Accounting for Certain Hybrid Financial Instruments” (“SFAS No. 155”). SFAS No. 155 permits any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation under Statement of Financial Accounting Standards No. 133 “Accounting for Derivative Instruments and Hedging Activities” to be carried at fair value in its entirety, with changes in fair value recognized in earnings. In addition, SFAS No. 155 requires that beneficial interests in securitized financial assets be analyzed to determine whether they are freestanding derivatives or contain an embedded derivative. SFAS No. 155 is applicable to new or modified financial instruments in fiscal years beginning after September 15, 2006, however it may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS No. 155 on January 1, 2007. The adoption of SFAS No. 155 did not have a material effect on the Company’s financial position or the results of its operations.

In June 2006, the FASB issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with SFAS Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 on January 1, 2007. The adoption of FIN 48 did not have a material effect on the Company’s financial position.

Accounting pronouncements that will be adopted in the future -

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” (“SFAS No. 157”). SFAS No. 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 also provides expanded information about the extent to which a company measures assets and liabilities at fair value, the information used to measure fair value and the effect of fair value measurements on earnings. SFAS No. 157 is applicable whenever other authoritative pronouncements require or permit assets or liabilities to be measured at fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company will adopt the provisions of SFAS No. 157 for its fiscal year beginning January

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

1, 2008. The Company is evaluating the impact that the adoption of SFAS No. 157 will have on its financial position, the results of its operations and the disclosure requirements applicable to its fair value measurements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115” (“SFAS No.159”). SFAS No. 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of SFAS No. 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option created by SFAS No. 159 permits an entity to measure eligible items at fair value as of specified election dates. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. SFAS No. 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Company will adopt the provisions of SFAS No. 159 for its fiscal year beginning January 1, 2008. The Company is evaluating the impact that the adoption of SFAS No. 159 will have on its financial position and the results of its operations.

2.	Related-Party Transactions

The Company and GWL&A have service agreements whereby GWL&A administers, distributes and underwrites business for the Company and administers its investment portfolio. The amounts recorded are based upon estimated costs incurred and resources expended. These transactions are summarized as follows:

	Year Ended December 31,
	2006	2005
Investment management fees included
in net investment income	$138	$178
Administrative and underwriting services
included in general insurance expenses	6,279	7,234
Total	$6,417	$7,412

The Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

3.	Summary Of Investments

The following table summarizes fixed maturity securities and equity investments available-for-sale at December 31, 2006:

	Amortized	Unrealized	Unrealized	Fair	Carrying
Fixed Maturities:	Cost	Gains	Losses	Value	Value
U.S. Government

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

direct obligations and U.S. agencies	$90,297	$2,284	$988	$91,593	$91,593
Obligations of U.S.
states and their
subdivisions	1,269	69	46	1,292	1,292
Foreign government	394	-	19	375	375
Corporate debt
securities	167,229	3,054	2,928	167,355	167,355
Mortgage-backed
and asset-backed
securities	131,388	779	2,368	129,799	129,799
Total fixed
maturities	$390,577	$6,186	$6,349	$390,414	$390,414

Total equity
investments	$125	$46	$-	$171	$171

The following table summarizes fixed maturity securities and equity investments available-for-sale at December 31, 2005:

	Amortized	Unrealized	Unrealized	Fair	Carrying
Fixed Maturities:	Cost	Gains	Losses	Value	Value
U.S. Government
direct obligations and U.S. agencies	$92,545	$3,697	$665	$95,577	$95,577
Obligations of U.S.
states and their
subdivisions	1,379	83	22	1,440	1,440
Foreign government	500	-	23	477	477
Corporate debt
securities	148,133	3,710	2,862	148,981	148,981
Mortgage-backed
and asset-backed
securities	148,963	1,242	1,897	148,308	148,308
Total fixed
maturities	$391,520	$8,732	$5,469	$394,783	$394,783

Total equity
investments	$20	$32	$-	$52	$52

See Note 4 for additional information on policies regarding estimated fair value of fixed maturities and equity investments.

The amortized cost and estimated fair value of fixed maturities at December 31, 2006, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

December 31, 2006
Amortized	Estimated
Cost	Fair Value

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

Due in one year or less	$21,432	$21,601
Due after one year through five years	60,504	61,388
Due after five years through ten years	78,320	78,141
Due after ten years	66,517	67,365
Mortgage-backed and asset-backed securities	163,804	161,919
	$390,577	$390,414

Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments on a quarterly basis.

The following table summarizes information regarding the sales of fixed maturities for the years ended December 31, 2006 and 2005:

	Year Ended December 31,
	2006	2005
Proceeds from sales	$99,254	$127,607
Gross realized gains from sales	1,038	1,129
Gross realized losses from sales	(1,208)	(2,211)

Gross realized gains and gross realized losses from sales were primarily attributable to interest rate related gains and losses on repurchase agreement financing transactions and short duration fixed maturity investments resulting from the sale of securities acquired in the current year.

The Company has fixed maturity securities with fair values in the amounts of $531 that have been non-income producing for the twelve months preceding December 31, 2006. These securities were written down to their fair value in the period they were deemed to be other-than-temporarily impaired.

Derivative financial instruments - The Company makes limited use of derivative financial instruments to manage interest rate, market and credit risk. Derivatives are not used for speculative purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits and monitoring procedures. Risk of loss is generally limited to the fair value of derivative instruments and not to the notional or contractual amounts of the derivatives. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance of derivative financial instruments have occurred or are expected to occur.

Derivatives not designated as hedging instruments - The Company attempts to match the timing of when interest rates are committed on insurance products and other new investments. However, timing differences may occur and can expose the Company to fluctuating interest rates. To offset this risk, the Company uses U.S. Treasury futures as a method of adjusting the duration of the overall portfolio of investments.

The Company occasionally purchases a financial instrument that contains a derivative instrument that is “embedded” within the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e. the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. When it is determined

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value.

Although management believes the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under Statement of Financial Accounting Standards No. 133 “Accounting for Derivative Instruments and Hedging Activities” (“SFAS No. 133”), as amended. As such, changes in the market value of these instruments are recorded in net income. During the years ended December 31, 2006 and 2005, net income was decreased by $58 and $186, respectively, from market value changes of derivatives not receiving hedge accounting treatment.

The following tables summarize derivative financial instruments at December 31, 2006 and 2005:

	Notional
December 31, 2006	Amount	Strike / Swap Rate	Maturity
Credit default swaps	$6,000	0.535%	April 2007
Futures:
Five year U.S. Treasury:
Long position	4,500	N/A	March 2007

	Notional
December 31, 2005	Amount	Strike / Swap Rate	Maturity
Credit default swaps	$6,000	0.535%	April 2007
Futures:
Five year U.S. Treasury:
Long position	4,500	N/A	March 2006

Mortgage Loans - The following table summarizes information with respect to impaired mortgage loans at December 31, 2006 and 2005:

	December 31,
	2006	2005
Impaired loans, net of allowance for credit losses of $0 and $0	$-	$-
Average balance of impaired loans during the year	-	142
Interest income recognized while impaired	-	-

The following table summarizes the activity in the allowance for mortgage loan credit losses for the years ended December 31, 2006 and 2005:

	Year Ended December 31,
	2006	2005
Balance, January 1	$802	$850
Provisions	-	-
Amounts written off, net of recoveries	-	(48)
Balance, December 31	$802	$802

The changes to the allowance for mortgage loan credit losses are recorded in net realized gains on investments.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

Securities pledged, restricted assets and special deposits – The Company pledges investment securities it owns to unaffiliated parties through certain transactions, including securities sold under agreements to repurchase, futures contracts and state regulatory deposits.

The Company had securities on deposit with governmental authorities or trustees as required by certain insurance laws with carrying values in the amounts of $331 and $5,474 at December 31, 2006 and 2005, respectively.

During 2006, the Company began participating in a securities lending program whereby securities, which are included in invested assets in the accompanying balance sheets, are loaned to third parties. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost in the amount of $42,052 and estimated fair value in the amount of $43,348 were on loan under the program at December 31, 2006. The Company was liable for collateral under its control in the amount of $45,243 at December 31, 2006.

Additionally, the fair value of margin deposits related to futures contracts was approximately $120 at December 31, 2006 and 2005, respectively.

Impairment of fixed maturities and equity investments - The Company classifies all of its fixed maturities and equity investments as available-for-sale and marks them to fair value with the related net gain or loss, net of policyholder related amounts and deferred taxes, being recorded in accumulated other comprehensive income in the stockholder’s equity section in the accompanying balance sheets. All securities with gross unrealized losses at the balance sheet date are subjected to the Company’s process for identifying other-than-temporary impairments.

The Company writes down to fair value securities that it deems to be other-than-temporarily impaired in the period the securities are deemed to be so impaired. The Company records write-downs as investment losses and adjusts the cost basis of the securities accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

The assessment of whether an other-than-temporary impairment has occurred is based on management’s case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the future earnings potential of the issuer.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	Fair value is significantly below cost.
•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.
•	The decline in fair value has existed for an extended period of time.
•	A debt security has been downgraded by a rating agency.
•	The financial condition of the issuer has deteriorated.
•	Dividends have been reduced/eliminated or scheduled interest payments have not been made.

While all available information is taken into account, it is difficult to predict the ultimate recoverable amount of a distressed or impaired security.

The Company’s securities fluctuate in value based upon interest rates in financial markets and other economic factors. These fluctuations, caused by market interest rate changes, have little bearing on whether or not the investment will be ultimately recoverable. The Company has the ability and intent to hold the securities with

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

unrealized losses until a recovery of fair value; therefore, the Company considers these declines in value as temporary.

Unrealized losses on fixed maturity and equity investments

The following tables summarize unrealized investment losses by class of investment at December 31, 2006 and 2005. The Company considers these investments to be only temporarily impaired.

	Less than twelve months		Twelve months or longer		Total
December 31, 2006:	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed Maturities:	Fair value	Loss	Fair value	Loss	Fair value	Loss
U.S. Government
direct obligations
and U.S. agencies	$42,056	$371	$23,631	$617	$65,687	$988
Obligations of U.S.
states and their
Subdivisions	-	-	969	46	969	46
Foreign government	-	-	375	19	375	19
Corporate debt
Securities	41,942	784	47,960	2,144	89,902	2,928
Mortgage-backed
and asset-backed
Securities	16,256	153	77,153	2,215	93,409	2,368
Total fixed
Maturities	$100,254	$1,308	$150,088	$5,041	$250,342	$6,349

	Less than twelve months		Twelve months or longer		Total
December 31, 2005:	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed Maturities:	Fair value	Loss	Fair value	Loss	Fair value	Loss
U.S. Government
direct obligations
and U.S. agencies	$15,833	$221	$19,725	$444	$35,558	$665
Obligations of U.S.
states and their
Subdivisions	1,013	16	90	6	1,103	22
Foreign government	-	-	477	23	477	23
Corporate debt
Securities	21,864	1,079	45,243	1,783	67,107	2,862
Mortgage-backed
and asset-backed
Securities	84,621	1,213	14,226	684	98,847	1,897
Total fixed
Maturities	$123,331	$2,529	$79,761	$2,940	$203,092	$5,469

At December 31, 2006 and 2005 there were no unrealized losses on equity investments.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

Fixed maturity investments - At December 31, 2006 and 2005, there were 36 and 48 securities, respectively, that had been in a loss position for less than twelve months with carrying values in the amounts of $100,254 and $123,331, respectively, and unrealized losses in the amounts of $1,308 and $2,529, respectively. At December 31, 2006, all of these securities were investment-grade rated. At December 31, 2005, less than 2% of these securities were rated non-investment grade. At December 31, 2006 and 2005, there were 111 and 95 securities, respectively, that had been in a continuous loss position for twelve months or longer with carrying values in the amounts of $150,088 and $79,761, respectively, and unrealized losses in the amounts of $5,041 and $2,940, respectively. The losses on these securities are primarily attributable to changes in market interest rates and changes in credit spreads since the securities were acquired. The company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

U.S. Government direct obligations and U.S. agencies, obligations of U.S. States and their subdivisions and foreign government - The unrealized losses on the Company’s investments in U.S. Government direct obligations and U.S. agencies, obligations of U.S. States and their subdivisions and foreign government as of December 31, 2006 and 2005 were caused by interest rate increases since the securities were acquired. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investments. All of these investments were rated A and above. The company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

Corporate debt securities - At December 31, 2006 and 2005, there were 21 and 25 securities, respectively, that had been in a loss position for less than twelve months with carrying values in the amounts of $41,942 and $21,864, respectively, and unrealized losses in the amounts of $784 and $1,079, respectively. At December 31, 2006 and 2005, there were 80 and 78 securities, respectively, that had been in a continuous loss position for twelve months or longer with carrying values in the amounts of $47,960 and $45,243, respectively, and unrealized losses in the amounts of $2,144 and $1,783, respectively. The losses on these securities are primarily attributable to changes in market interest rates and changes in credit spreads since the securities were acquired. The Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

In the electric/utilities industry, there were four securities that have been in a loss position for less than twelve months with unrealized losses of in the amount $86. Seventeen securities have been in a loss position for twelve months or longer with unrealized losses in the amount of $321. Less than $15 of unrealized losses in this industry was related to a decrease in credit quality.

In the industrial products and services industry, there were six securities that have been in a loss position for twelve months or longer with unrealized losses in the amount of $357. None of the unrealized losses were related to a decrease in credit quality.

The remaining unrealized losses on the Company’s investments in corporate debt securities in both categories are not concentrated in any one industry.

Mortgage-backed and asset-backed securities - At December 31, 2006 and 2005, there were six and fifteen securities, respectively, that had been in a loss position for less than twelve months with carrying values in the amounts of $16,256 and $84,621, respectively, and unrealized losses in the amounts of $153 and $1,213, respectively. At December 31, 2006 and 2005, there were eighteen and six securities, respectively, that had been in a continuous loss position for twelve months or longer with carrying values in the amounts of $77,153 and $14,226, respectively, and unrealized losses in the amounts of $2,215 and $684, respectively. None of these losses were related to a decrease in credit quality. The losses on these securities are primarily attributable to changes in market interest rates and changes in credit spreads since the securities were acquired. The Company does not consider these investments to be other-than-temporarily impaired at December 31, 2006.

Other-than-temporary impairment

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

For the years ended December 31, 2006 and 2005, the Company recorded other-than-temporary impairments in the fair value of its available-for-sale investments in the amounts of $192 and $130, respectively.

4.	Estimated Fair Value Of Financial Instruments

The following table summarizes the carrying amount and estimated fair value of the Company’s financial instruments at December 31, 2006 and 2005:

	December 31, 2006		December 31, 2005
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
ASSETS:
Fixed maturities and short-
term investments	$413,300	413,300	$420,140	$420,140
Mortgage loans on real estate	96,907	98,254	89,948	93,219
Policy loans	11,969	11,969	13,153	13,153
Equity investments	171	171	52	52

LIABILITIES:
Annuity contract reserves
without life contingencies	48,456	48,482	48,589	48,670
Derivatives	8	8	15	15
Policyholders’ funds	5,504	5,504	5,375	5,375
Repurchase agreements	13,431	13,431	13,395	13,395

The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company’s financial instruments.

The estimated fair value of fixed maturities and equity investments that are publicly traded are obtained from an independent pricing service. To determine fair value of fixed maturity and equity investments that are not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term.

Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate “matrix” is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. The rates selected for inclusion in the discount rate “matrix” reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

Policy loans accrue interest generally at variable rates with no fixed maturity dates and therefore, estimated fair value approximates carrying value.

The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts utilizing current interest crediting rates for similar products.

The estimated fair value of policyholders’ funds is the same as the carrying amount since the Company can change the interest crediting rates due to fluctuations in market interest rates with 30 days notice.

The carrying value of short-term investments and repurchase agreements is a reasonable estimate of fair value due to their short-term nature.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

Included in other liabilities at December 31, 2006 and 2005, are derivative financial instruments in the amounts of $8 and $15, respectively. These derivative financial instruments consist of credit default swaps.

5.	Allowances On Policyholder Receivables

Amounts receivable for uninsured accident and health plan claims paid on behalf of customers and premiums in the course of collection are generally uncollateralized. Such receivables are from a large number of policyholders and throughout many industry groups.

The Company maintains an allowance for credit losses at a level that is sufficient to absorb credit losses on amounts receivable related to uninsured accident and health plan claims and premiums in course of collection in management’s opinion. Management’s judgment is based on past loss experience and current and projected economic conditions.

Activity in the allowance for amounts receivable related to uninsured accident and health plan claims paid on behalf of customers is as follows:

	2006	2005
Balance, January 1	$566	$686
Provision charged (credited) to operations	(77)	(114)
Amounts written off, net of recoveries	(3)	(6)
Balance, December 31	$486	$566

Activity in the allowance for premiums in course of collection is as follows:

	2006	2005
Balance, January 1	$15	$24
Provision charged (credited) to operations	10	(8)
Amounts written off, net of recoveries	0	(1)
Balance, December 31	$25	$15

6.	Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains 100% of the first $50 of coverage per individual life and has a maximum retention of $250 per individual life. Life insurance policies are first reinsured to GWL&A up to a maximum of $1,250 of coverage per individual life. Any excess amount is reinsured to a third party.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. Consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2006 and 2005, the reinsurance receivables had net carrying values in the amounts of $48,537 and $48,870, respectively. There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2006 or 2005.

The following table summarizes life insurance in force and life and accident and health premiums at, and for the year ended, December 31, 2006:

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

		Reinsurance	Reinsurance
	Direct	Ceded	Assumed	Net
Life insurance in force:
Individual	$6,041,156	$(3,312,197)	$-	$2,728,959
Group	237,896	-	-	237,896
Total	$6,279,052	$(3,312,197)	$-	$2,966,855

Premium income:
Life insurance	$25,771	(10,357)	-	15,414
Accident/health	7,568	(87)	-	7,481
Annuities	81	(6)	-	75
Total	$33,420	$(10,450)	$-	$22,970

The following table summarizes life insurance in force and life and accident and health premiums at, and for the year ended, December 31, 2005:

		Reinsurance	Reinsurance
	Direct	Ceded	Assumed	Net
Life insurance in force:
Individual	$6,157,078	$(3,489,408)	$-	$2,667,670
Group	249,794	(211)	-	249,583
Total	$6,406,872	$(3,489,619)	$-	$2,917,253

Premium income:
Life insurance	$28,038	$(11,046)	$-	$16,992
Accident/health	7,589	(98)	-	7,491
Annuities	20	(6)	-	14
Total	$35,647	$(11,150)	$-	$24,497

7.	Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in deferred acquisition costs and value of business acquired for the years December 31, 2006 and 2005:

	DAC	VOBA	Total
Balance, January 1, 2005	$8,991	$454	$9,445
Capitalized additions	4,141	20	4,161
Amortization	(2,771)	(10)	(2,781)
Net unrealized investment gains (losses)	9	12	21
Balance, December 31, 2005	10,370	476	10,846
Capitalized additions	3,504		3,504
Amortization	(2,875)	(70)	(2,945)
Net unrealized investment gains (losses)	809	(76)	733
Balance, December 31, 2006	$11,808	$330	$12,138

The estimated future amortization expense for VOBA for the next five years is:

Year Ended

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

December 31,
2007	$35
2008	35
2009	35
2010	35
2011	35

8.	Stockholder’s Equity, Dividend Restrictions And Other Matters

At December 31, 2006 and 2005, the Company had 10,000 shares of $1,000 par value common stock authorized, 2,500 of which were issued and outstanding.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices, for years ended December 31, 2006 and 2005 are as follows:

	Year Ended December 31,
	2006	2005
	(Unaudited)
Net income	$8,295	$8,663
Capital and surplus	45,562	37,491

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $6,000 of capital and surplus. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company paid dividends in the amounts of $0 and $27,000 during the years ended December 31, 2006 and 2005, respectively.

The maximum amount of dividends that can be paid to shareholders by insurance companies domiciled in the State of New York, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory surplus and statutory adjusted net investment income. Unaudited statutory surplus and adjusted net investment income at December 31, 2006 were $43,062 and $31,199, respectively. The Company should be able to pay up to $4,306 (unaudited) of dividends in 2007 without the approval of the Insurance Commissioner.

9.	Other Comprehensive Income

The following table presents the composition of other comprehensive income for the year ended December 31, 2006:

	Year Ended December 31, 2006
	Before-Tax	Tax (Expense)	Net-of-Tax
	Amount	or Benefit	Amount
Unrealized gains on available-for-sale
securities:
Unrealized holding gains (losses) arising
during the period	$(848)	297	(551)
Less: reclassification adjustment for
(gains) losses realized in net income	228	(80)	148
Net unrealized gains (losses)	(620)	217	(403)
Reserve, DAC and VOBA adjustment	768	(269)	499
Other comprehensive income (loss)	$148	(52)	96

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

The following table presents the composition of other comprehensive income for the year ended December 31, 2005:

	Year Ended December 31, 2005
	Before-Tax	Tax (Expense)	Net-of-Tax
	Amount	or Benefit	Amount
Unrealized gains on available-for-sale
securities:
Unrealized holding gains (losses) arising
during the period	$(6,326)	$2,214	$(4,112)
Less: reclassification adjustment for
(gains) losses realized in net income	(266)	93	(173)
Net unrealized gains (losses)	(6,592)	2,307	(4,285)
Reserve, DAC and VOBA adjustment	34	(12)	22
Other comprehensive income (loss)	$(6,558)	$2,295	$(4,263)

10.	Net Investment Income And Net Realized Gains (Losses) On Investments

The following table summarizes net investment income for the years ended December 31, 2006 and 2005:

	Year Ended December 31,
Investment income:	2006	2005
Fixed maturities and short-term investments	$21,905	$23,573
Equity investments	-	(30)
Mortgage loans on real estate	5,793	5,315
Policy loans	744	730
Other	2	(131)
	28,444	29,457
Investment expenses	(485)	(470)
Net investment income	$27,959	$28,987

The following table summarizes net realized gains (losses) on investments for the years ended December 31, 2006 and 2005:

	Year Ended December 31,
	2006	2005
Net realized gains (losses):
Fixed maturities and short term investments	$(362)	$(1,211)
Equity investments	-	-
Mortgage loans on real estate	441	414
Other	(25)	(168)
Provision for mortgage loan impairments	-	48
Net realized gains (losses) on investments	$54	$(917)

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

11.	General Insurance Expenses

The following table summarizes the components of general insurance expenses for the years ended December 31, 2006 and 2005:

	Year Ended December 31,
	2006	2005
Administrative services agreement	$6,279	$7,234
Commissions	5,149	5,866
Premium and other taxes	509	156
Capitalization of DAC	(3,504)	(4,141)
Other	209	431
Total	$8,642	$9,546

12.	Federal Income Taxes

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate for the years ended December 31, 2006 and 2005:

	Year Ended December 31,
	2006	2005
Statutory federal income tax rate	35.0%	35.0%
Income tax effect of:
State taxes, net of Federal tax benefit	4.9	4.3
Provision for participating policies	(1.6)	0.2
Other	(1.5)	5.1
Effective federal income tax rate	36.8%	44.6%

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The income tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2006 and 2005 are as follows:

	December 31, 2006		December 31, 2005
	Deferred	Deferred	Deferred	Deferred
	tax asset	tax liability	tax asset	tax liability
Policy holder reserves	$14,503	-	$15,081	$-
Deferred acquisition costs
(proxy tax)	3,923	-	3,370	-
Deferred acquisition cost	-	4,850	-	3,630
Investment assets	-	6,802	-	9,037
Other	-	3,125	-	3,119
Total deferred taxes	$18,426	14,777	$$18,451	$15,786

Amounts presented for investment assets above include $(75) and $(1,004) related to the unrealized (gains) losses on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2006 and 2005, respectively.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2006 AND 2005

(Dollars In Thousands, Except Share Amounts)

Prior to the merger of FGWL&A and CLNY, FGWL&A and GWL&A Financial, parent company of GWL&A, had entered into an income tax allocation agreement whereby GWL&A Financial files a consolidated federal income tax return on behalf of a group that includes FGWL&A. Under the agreement, FGWL&A is responsible for and will receive the benefits of any income tax liability or benefit computed on a separate income tax return basis. Prior to the merger of FGWL&A and CLNY, CLNY filed its federal income tax return on a separate basis. FGWL&A and CLNY filed their 2005 income tax returns on these bases. Beginning for its income tax year ended December 31, 2006, the Company will file its federal income tax return on a separate basis.

Included in due to parent and affiliates at December 31, 2006 and 2005 are $0 and $1,456, respectively, of income tax liabilities related to the consolidated federal income tax returns filed by GWL&A Financial. Included in other assets at December 31, 2006 and 2005 is a current income tax receivable in the amount of $651 and $1,956, respectively, related to the separate federal income tax returns and other state income tax receivables.

13.	Commitments And Contingencies

The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or the results of its operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

First Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying balance sheets of First Great-West Life & Annuity Insurance Company (the Company) as of December 31, 2005 and 2004, and the related statements of income, stockholder’s equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First Great-West Life & Annuity Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the 2004 financial statements have been restated to give effect to the merger of First Great-West Life & Annuity Insurance Company and Canada Life Insurance Company of New York which has been accounted for as a business combination in accordance with Statement of Financial Accounting Standards No. 141, “Business Combinations.”

March 9, 2006

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	AIM V.I. CORE EQUITY FUND	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. TECHNOLOGY FUND	ALGER AMERICAN GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
ASSETS:
Investments at market value (1)	$861,403	$187,967	$596,556	$372,388	$1,595,785	$270,571
Investment income due and accrued
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company	10,873	16,046

Total assets	872,276	204,013	596,556	372,388	1,595,785	270,571
LIABILITIES:
Redemptions payable		2
Due from First Great West Life & Annuity Insurance Company	101	22	69	43	187	32

Total liabilities	101	24	69	43	187	32

NET ASSETS	$872,175	$203,989	$596,487	$372,345	$1,595,598	$270,539
NET ASSETS REPRESENTED BY:
Accumulation units	$856,373	$180,668	$596,487	$372,345	$1,595,598	$270,539
Contracts in payout phase	15,802	23,321

NET ASSETS	$872,175	$203,989	$596,487	$372,345	$1,595,598	$270,539

ACCUMULATION UNITS OUTSTANDING	50,383	13,550	53,747	141,718	90,392	17,307

UNIT VALUE (ACCUMULATION)	$17.00	$13.33	$11.10	$2.63	$17.65	$15.63

(1) Cost of investments:	$711,805	$195,345	$558,032	$305,940	$1,565,651	$268,666
Shares of investments:	31,646	30,714	20,270	26,561	38,714	13,040
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
ASSETS:
Investments at market value (1)	$28,761	$31,046	$1,302,240	$686,297	$104,489	$801,618
Investment income due and accrued
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	28,761	31,046	1,302,240	686,297	104,489	801,618
LIABILITIES:
Redemptions payable						843
Due to First Great West Life & Annuity Insurance Company	6	4	151	80	12	94

Total liabilities	6	4	151	80	12	937

NET ASSETS	$28,755	$31,042	$1,302,089	$686,217	$104,477	$800,681
NET ASSETS REPRESENTED BY:
Accumulation units	$28,755	$31,042	$1,302,089	$686,217	$104,477	$800,681
Contracts in payout phase

NET ASSETS	$28,755	$31,042	$1,302,089	$686,217	$104,477	$800,681

ACCUMULATION UNITS OUTSTANDING	2,582	3,132	84,808	60,838	9,980	43,256

UNIT VALUE (ACCUMULATION)	$11.14	$9.91	$15.35	$11.28	$10.47	$18.51

(1) Cost of investments:	$28,634	$29,681	$1,219,395	$631,582	$94,221	$741,269
Shares of investments:	1,058	1,532	42,879	27,496	5,779	32,258
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP VALUE FUND	BARON CAPITAL ASSET FUND	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS GVIT MID CAP INDEX FUND
ASSETS:
Investments at market value (1)	$533,145	$758,094	$1,103,646	$1,266,417	$1,159,969	$510,736
Investment income due and accrued
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	533,145	758,094	1,103,646	1,266,417	1,159,969	510,736
LIABILITIES:
Redemptions payable				1,316	5
Due to First Great West Life & Annuity Insurance Company	62	88	129	148	135	60

Total liabilities	62	88	129	1,464	140	60

NET ASSETS	$533,083	$758,006	$1,103,517	$1,264,953	$1,159,829	$510,676
NET ASSETS REPRESENTED BY:
Accumulation units	$533,083	$758,006	$1,103,517	$1,264,953	$1,159,829	$510,676
Contracts in payout phase

NET ASSETS	$533,083	$758,006	$1,103,517	$1,264,953	$1,159,829	$510,676

ACCUMULATION UNITS OUTSTANDING	40,864	42,491	70,276	64,153	64,771	31,643

UNIT VALUE (ACCUMULATION)	$13.05	$17.84	$15.70	$19.72	$17.91	$16.14

(1) Cost of investments:	$507,426	$664,982	$1,028,259	$996,242	$1,135,463	$476,522
Shares of investments:	70,803	74,910	126,275	39,208	34,709	27,563
The accompanying notes are an integral part of these financial statements.						(Continued)

33

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP	DWS CAPITAL GROWTH VIP
ASSETS:
Investments at market value (1)	$78,144	$1,148,511	$28,921	$202,780	$505,828	$157,884
Investment income due and accrued				213
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	78,144	1,148,511	28,921	202,993	505,828	157,884
LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	9	134	3	24	59	18

Total liabilities	9	134	3	24	59	18

NET ASSETS	$78,135	$1,148,377	$28,918	$202,969	$505,769	$157,866
NET ASSETS REPRESENTED BY:
Accumulation units	$78,135	$1,148,377	$28,918	$202,969	$505,769	$157,866
Contracts in payout phase

NET ASSETS	$78,135	$1,148,377	$28,918	$202,969	$505,769	$157,866

ACCUMULATION UNITS OUTSTANDING	5,212	102,471	2,087	18,464	46,935	15,890

UNIT VALUE (ACCUMULATION)	$14.99	$11.21	$13.86	$10.99	$10.78	$9.93

(1) Cost of investments:	$79,213	$1,028,490	$28,777	$169,334	$492,674	$122,526
Shares of investments:	4,494	26,992	688	8,180	31,282	8,656
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	DWS DREMAN HIGH RETURN EQUITY VIP	DWS DREMAN SMALL CAP VALUE VIP	DWS GROWTH & INCOME VIP	DWS HEALTH CARE VIP	DWS LARGE CAP VALUE VIP	DWS SMALL CAP INDEX VIP
ASSETS:
Investments at market value (1)	$339,080	$239,116	$302,448	$13,067	$29,248	$561,706
Investment income due and accrued	13,904
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	352,984	239,116	302,448	13,067	29,248	561,706
LIABILITIES:
Redemptions payable						2
Due to First Great West Life & Annuity Insurance Company	41	28	35	2	3	66

Total liabilities	41	28	35	2	3	68

NET ASSETS	$352,943	$239,088	$302,413	$13,065	$29,245	$561,638

NET ASSETS REPRESENTED BY:
Accumulation units	$352,943	$239,088	$302,413	$13,065	$29,245	$561,638
Contracts in payout phase

NET ASSETS	$352,943	$239,088	$302,413	$13,065	$29,245	$561,638

ACCUMULATION UNITS OUTSTANDING	27,787	22,567	30,518	1,221	2,441	31,092

UNIT VALUE (ACCUMULATION)	$12.70	$10.59	$9.91	$10.70	$11.98	$18.06

(1) Cost of investments:	$328,966	$224,954	$221,980	$12,859	$27,283	$430,491
Shares of investments:	22,575	10,428	27,646	949	1,629	34,845

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	FEDERATED AMERICAN LEADERS FUND II	FEDERATED CAPITAL INCOME FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	JANUS ASPEN BALANCED PORTFOLIO	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN GROWTH & INCOME PORTFOLIO
ASSETS:
Investments at market value (1)	$1,669,413	$136,320	$1,800,641	$1,025,499	$1,619,576	$983,124
Investment income due and accrued
Purchase payments receivable						3,344
Due from First Great West Life & Annuity Insurance Company	26,678

Total assets	1,696,091	136,320	1,800,641	1,025,499	1,619,576	986,468
LIABILITIES:
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	195	16	210	120	189	115

Total liabilities	195	16	210	120	189	115

NET ASSETS	$1,695,896	$136,304	$1,800,431	$1,025,379	$1,619,387	$986,353
NET ASSETS REPRESENTED BY:
Accumulation units	$1,657,122	$136,304	$1,800,431	$1,025,379	$1,619,387	$986,353
Contracts in payout phase	38,774

NET ASSETS	$1,695,896	$136,304	$1,800,431	$1,025,379	$1,619,387	$986,353

ACCUMULATION UNITS OUTSTANDING	90,855	10,822	116,962	77,814	116,086	67,906

UNIT VALUE (ACCUMULATION)	$18.24	$12.60	$15.39	$13.18	$13.95	$14.53

(1) Cost of investments:	$1,371,696	$122,168	$1,821,884	$929,997	$1,715,485	$938,946
Shares of investments:	77,467	14,010	158,787	36,769	144,090	52,686
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO	JANUS ASPEN LARGE CAP GROWTH PORTFOLIO	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	OPPENHEIMER GLOBAL SECURITIES FUND/VA	PIMCO VIT HIGH YIELD FUND
ASSETS:
Investments at market value (1)	$1,210,461	$711,605	$1,229,250	$10,862	$1,748,084	$1,350,839
Investment income due and accrued						7,432
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	1,210,461	711,605	1,229,250	10,862	1,748,084	1,358,271
LIABILITIES:
Redemptions payable					373
Due to First Great West Life & Annuity Insurance Company	140	84	144	1	204	158

Total liabilities	140	84	144	1	577	158

NET ASSETS	$1,210,321	$711,521	$1,229,106	$10,861	$1,747,507	$1,358,113
NET ASSETS REPRESENTED BY:
Accumulation units	$1,210,321	$711,521	$1,229,106	$10,861	$1,747,507	$1,358,113
Contracts in payout phase

NET ASSETS	$1,210,321	$711,521	$1,229,106	$10,861	$1,747,507	$1,358,113

ACCUMULATION UNITS OUTSTANDING	50,297	46,374	73,619	1,063	90,026	105,750

UNIT VALUE (ACCUMULATION)	$24.06	$15.34	$16.70	$10.22	$19.41	12.84

(1) Cost of investments:	$861,745	$661,278	$884,872	$10,164	$1,571,694	$1,310,846
Shares of investments:	23,637	30,779	37,858	626	47,515	161,971
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	PIMCO VIT LOW DURATION FUND	PIMCO VIT TOTAL RETURN FUND	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO
ASSETS:
Investments at market value (1)	$1,384,851	$1,502,028	$242,742	$383,247	$5,165	$345,002
Investment income due and accrued	5,941	5,659
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	1,390,792	1,507,687	242,742	383,247	5,165	345,002
LIABILITIES:
Redemptions payable				2
Due to First Great West Life & Annuity Insurance Company	162	176	28	45	1	40

Total liabilities	162	176	28	47	1	40

NET ASSETS	$1,390,630	$1,507,511	$242,714	$383,200	$5,164	$344,962
NET ASSETS REPRESENTED BY:
Accumulation units	$1,390,630	$1,507,511	$242,714	$383,200	$5,164	$344,962
Contracts in payout phase

NET ASSETS	$1,390,630	$1,507,511	$242,714	$383,200	$5,164	$344,962

ACCUMULATION UNITS OUTSTANDING	134,424	145,543	17,205	25,902	486	18,665

UNIT VALUE (ACCUMULATION)	$10.35	$10.36	$14.11	$14.79	$10.63	18.48

(1) Cost of investments:	$1,402,775	$1,520,140	$236,303	$298,388	$4,991	$364,440
Shares of investments:	137,659	148,422	9,788	14,306	255	19,252
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	THIRD AVENUE VALUE PORTFOLIO	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
ASSETS:
Investments at market value (1)	$819,742	$1,855,228	$4,804,625	$5,590,521	$226,481	$2,522,492
Investment income due and accrued			30,168
Purchase payments receivable			193,520
Due from First Great West Life & Annuity Insurance Company

Total assets	819,742	1,855,228	5,028,313	5,590,521	226,481	2,522,492
LIABILITIES:
Redemptions payable						823
Due to First Great West Life & Annuity Insurance Company	96	216	562	653	26	292

Total liabilities	96	216	562	653	26	1,115

NET ASSETS	$819,646	$1,855,012	$5,027,751	$5,589,868	$226,455	$2,521,377
NET ASSETS REPRESENTED BY:
Accumulation units	$819,646	$1,855,012	$5,027,751	$5,589,868	$226,455	$2,521,377
Contracts in payout phase

NET ASSETS	$819,646	$1,855,012	$5,027,751	$5,589,868	$226,455	$2,521,377

ACCUMULATION UNITS OUTSTANDING	70,278	102,060	394,944	318,627	21,960	70,795

UNIT VALUE (ACCUMULATION)	$11.66	$18.18	$12.73	$17.54	$10.31	35.62

(1) Cost of investments:	$806,432	$1,468,103	$4,804,625	$4,313,306	$218,626	$1,929,035
Shares of investments:	29,787	105,172	4,804,625	271,385	7,590	85,916
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND	WELLS FARGO ADVANTAGE OPPORTUNITY FUND	TOTAL VARIABLE ANNUITY-1 SERIES ACCOUNT
ASSETS:
Investments at market value (1)	$562,413	$201,344	$312,391	$83,820	$50,115,627
Investment income due and accrued					63,317
Purchase payments receivable					196,864
Due from First Great West Life & Annuity Insurance Company					53,597

Total assets	562,413	201,344	312,391	83,820	50,429,405
LIABILITIES:
Redemptions payable			3		3,369
Due to First Great West Life & Annuity Insurance Company	66	24	36	10	5,854

Total liabilities	66	24	39	10	9,223

NET ASSETS	$562,347	$201,320	$312,352	$83,810	$50,420,182
NET ASSETS REPRESENTED BY:
Accumulation units	$562,347	$201,320	$312,352	$83,810	$50,342,285
Contracts in payout phase					77,897

NET ASSETS	$562,347	$201,320	$312,352	$83,810	$50,420,182

ACCUMULATION UNITS OUTSTANDING	45,969	15,863	20,408	8,050

UNIT VALUE (ACCUMULATION)	$12.23	$12.69	$15.31	$10.41

(1) Cost of investments:	$532,942	$187,459	$252,401	$76,687	$44,944,090
Shares of investments:	38,130	9,152	23,541	3,490
The accompanying notes are an integral part of these financial statements.					(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	AIM V.I. CORE EQUITY FUND	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. TECHNOLOGY FUND	ALGER AMERICAN GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
INVESTMENT INCOME:
Dividends	$13,707	$15,647	$5,538	$0	$1,902	$0
EXPENSES:
Mortality and expense risk	6,926	1,686	806	3,372	12,832	1,965

NET INVESTMENT INCOME (LOSS)	6,781	13,961	4,732	(3,372)	(10,930)	(1,965)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	21,235	(2,238)	42	21,524	(6,066)	23,408
Realized gain distributions	0	0	0	0	0	35,786

Net realized gain (loss)	21,235	(2,238)	42	21,524	(6,066)	59,194
Change in net unrealized appreciation (depreciation)
on investments	93,135	6,447	38,524	15,090	81,747	(36,568)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$121,151	$18,170	$43,298	$33,242	$64,751	$20,661

INVESTMENT INCOME RATIO (2006)	1.68%	7.89%	1.33%		0.13%

INVESTMENT INCOME RATIO (2005)	0.36%	7.15%			0.23%

INVESTMENT INCOME RATIO (2004)	0.81%	15.18%

INVESTMENT INCOME RATIO (2003)	1.08%	5.46%

INVESTMENT INCOME RATIO (2002)	1.43%	9.87%			0.04%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
INVESTMENT INCOME:
Dividends	$0	$0	$8,791	$57	$0	$5,049
EXPENSES:
Mortality and expense risk	6	60	7,952	1,112	320	3,590

NET INVESTMENT INCOME (LOSS)	(6)	(60)	839	(1,055)	(320)	1,459
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	0	(1)	119,062	(14)	55	28,213
Realized gain distributions	0	0	5,861	74	0	0

Net realized gain (loss)	0	(1)	124,923	60	55	28,213
Change in net unrealized appreciation
on investments	127	1,365	53,504	54,715	10,268	65,826
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$121	$1,304	$179,266	$53,720	$10,003	$95,498

INVESTMENT INCOME RATIO (2006)			0.94%	0.03%		1.19%

INVESTMENT INCOME RATIO (2005)						1.74%

INVESTMENT INCOME RATIO (2004)						2.10%

INVESTMENT INCOME RATIO (2003)

INVESTMENT INCOME RATIO (2002)
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP VALUE FUND	BARON CAPITAL ASSET FUND	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS GVIT MID CAP INDEX FUND
INVESTMENT INCOME:
Dividends	$7,635	$13,801	$7,863	$0	$1,308	$4,747
EXPENSES:
Mortality and expense risk	3,772	7,779	6,268	13,116	6,872	4,047

NET INVESTMENT INCOME (LOSS)	3,863	6,022	1,595	(13,116)	(5,564)	700
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain on sale of fund shares	4,742	141,712	21,199	303,926	38,663	12,405
Realized gain distributions	25,592	0	49,602	0	34,717	6,808

Net realized gain	30,334	141,712	70,801	303,926	73,380	19,213
Change in net unrealized appreciation
on investments	3,462	63,027	49,889	(77,483)	(20,133)	16,242
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$37,659	$210,761	$122,285	$213,327	$47,683	$36,155

INVESTMENT INCOME RATIO (2006)	1.72%	1.51%	1.07%		0.16%	1.00%

INVESTMENT INCOME RATIO (2005)	1.56%	1.21%	1.14%		0.28%	0.73%

INVESTMENT INCOME RATIO (2004)	1.02%	0.52%	0.74%		0.31%	0.35%

INVESTMENT INCOME RATIO (2003)		0.46%				0.28%

INVESTMENT INCOME RATIO (2002)		2.46%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP	DWS CAPITAL GROWTH VIP
INVESTMENT INCOME:
Dividends	$900	$12,167	$159	$1,965	$0	$1,082
EXPENSES:
Mortality and expense risk	1,887	9,395	310	2,089	720	1,491

NET INVESTMENT INCOME (LOSS)	(987)	2,772	(151)	(124)	(720)	(409)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(1,814)	173,894	3,763	16,047	20	9,564
Realized gain distributions	38,386	0	3,287	0	0	0

Net realized gain	36,572	173,894	7,050	16,047	20	9,564
Change in net unrealized appreciation (depreciation)
on investments	(25,162)	12,551	(5,900)	8,959	13,154	932
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$10,423	$189,217	$999	$24,882	$12,454	$10,087

INVESTMENT INCOME RATIO (2006)	0.41%	1.10%	0.44%	0.80%		0.62%

INVESTMENT INCOME RATIO (2005)	0.04%	0.02%		1.37%		1.01%

INVESTMENT INCOME RATIO (2004)	0.48%	2.01%	0.20%	1.31%		0.54%

INVESTMENT INCOME RATIO (2003)	0.84%	1.15%	0.05%	0.71%		0.41%

INVESTMENT INCOME RATIO (2002)		1.32%		0.60%		0.37%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	DWS DREMAN HIGH RETURN EQUITY VIP	DWS DREMAN SMALL CAP VALUE VIP	DWS GROWTH & INCOME VIP	DWS HEALTH CARE VIP	DWS LARGE CAP VALUE VIP	DWS SMALL CAP INDEX VIP
INVESTMENT INCOME:
Dividends	$2,418	$0	$3,085	$0	$147	$4,713
EXPENSES:
Mortality and expense risk	2,549	393	2,598	38	117	5,808

NET INVESTMENT INCOME (LOSS)	(131)	(393)	487	(38)	30	(1,095)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain on sale of fund shares	30,652	50	13,711	207	211	119,359
Realized gain distributions	13,227	0	0	0	0	31,529

Net realized gain	43,879	50	13,711	207	211	150,888
Change in net unrealized appreciation
on investments	2,391	14,162	20,216	208	1,965	(46,718)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$46,139	$13,819	$34,414	$377	$2,206	$103,075

INVESTMENT INCOME RATIO (2006)	0.81%		1.01%		1.06%	0.69%

INVESTMENT INCOME RATIO (2005)			1.31%			0.64%

INVESTMENT INCOME RATIO (2004)			0.75%			0.40%

INVESTMENT INCOME RATIO (2003)			0.59%			0.93%

INVESTMENT INCOME RATIO (2002)			1.18%			0.73%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	FEDERATED AMERICAN LEADERS FUND II	FEDERATED CAPITAL INCOME FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	JANUS ASPEN BALANCED PORTFOLIO	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN GROWTH & INCOME PORTFOLIO
INVESTMENT INCOME:
Dividends	$28,352	$7,263	$81,027	$19,006	$80,077	$18,480
EXPENSES:
Mortality and expense risk	15,614	1,074	16,162	6,015	13,977	8,495

NET INVESTMENT INCOME	12,738	6,189	64,865	12,991	66,100	9,985

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	75,082	48	(16,204)	7,552	(28,064)	118,798
Realized gain distributions	234,605	0	0	0	3,473	0

Net realized gain (loss)	309,687	48	(16,204)	7,552	(24,591)	118,798
Change in net unrealized appreciation (depreciation)
on investments	(61,334)	11,221	12,628	62,560	14,415	(85,027)

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$261,091	$17,458	$61,289	$83,103	$55,924	$43,756

INVESTMENT INCOME RATIO (2006)	1.54%	5.74%	4.26%	2.69%	4.87%	1.85%

INVESTMENT INCOME RATIO (2005)	1.56%	5.43%	4.20%	2.31%	4.82%	0.71%

INVESTMENT INCOME RATIO (2004)	1.35%	4.95%	4.55%	4.37%	5.66%	0.87%

INVESTMENT INCOME RATIO (2003)	1.55%	4.03%	3.43%	1.51%	4.51%	0.14%

INVESTMENT INCOME RATIO (2002)	0.96%	5.96%	2.51%		6.25%

49

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO	JANUS ASPEN LARGE CAP GROWTH PORTFOLIO	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	OPPENHEIMER GLOBAL SECURITIES FUND/VA	PIMCO VIT HIGH YIELD FUND
INVESTMENT INCOME:
Dividends	$17,646	$3,592	$20,526	$39	$24,769	$75,039
EXPENSES:
Mortality and expense risk	7,649	6,600	10,122	47	17,929	9,280

NET INVESTMENT INCOME (LOSS)	9,997	(3,008)	10,404	(8)	6,840	65,759

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	112,862	(4,631)	43,485	7	325,186	1,603
Realized gain distributions	0	0	0	535	129,380	0

Net realized gain (loss)	112,862	(4,631)	43,485	542	454,566	1,603
Change in net unrealized appreciation
on investments	211,896	80,746	133,963	698	(197,098)	38,162
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$334,755	$73,107	$187,852	$1,232	$264,308	$105,524

INVESTMENT INCOME RATIO (2006)	1.96%	0.46%	1.72%	0.39%	1.17%	6.87%

INVESTMENT INCOME RATIO (2005)	1.32%	0.30%	1.27%		0.83%	6.52%

INVESTMENT INCOME RATIO (2004)	0.78%	0.14%	1.01%		0.93%	6.41%

INVESTMENT INCOME RATIO (2003)	0.98%	0.08%	1.05%			3.62%

INVESTMENT INCOME RATIO (2002)	0.46%		0.71%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	PIMCO VIT LOW DURATION FUND	PIMCO VIT TOTAL RETURN FUND	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO
INVESTMENT INCOME:
Dividends	$49,728	$39,950	$3,143	$0	$0	$4,412

EXPENSES:
Mortality and expense risk	10,111	7,635	1,501	3,443	8	4,186

NET INVESTMENT INCOME (LOSS)	39,617	32,315	1,642	(3,443)	(8)	226
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(10,337)	(3,322)	43,926	35,105	(2)	13,302
Realized gain distributions	0	8,070	0	0	0	148,788

Net realized gain (loss)	(10,337)	4,748	43,926	35,105	(2)	162,090
Change in net unrealized appreciation (depreciation)
on investments	6,471	(5,452)	(10,444)	(16,343)	174	(110,576)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$35,751	$31,611	$35,124	$15,319	$164	$51,740

INVESTMENT INCOME RATIO (2006)	4.18%	4.45%	1.78%			0.90%

INVESTMENT INCOME RATIO (2005)	2.80%	2.03%	1.35%			0.59%

INVESTMENT INCOME RATIO (2004)	1.33%		0.76%

INVESTMENT INCOME RATIO (2003)	0.69%		0.61%			1.08%

INVESTMENT INCOME RATIO (2002)			1.05%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	THIRD AVENUE VALUE PORTFOLIO	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
INVESTMENT INCOME:
Dividends	$4,884	$22,752	$239,705	$83,567	$1,846	$17,710
EXPENSES:
Mortality and expense risk	4,332	13,507	45,338	50,710	2,291	15,854

NET INVESTMENT INCOME (LOSS)	552	9,245	194,367	32,857	(445)	1,856

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	85,484	154,795	0	452,221	(20,254)	350,081
Realized gain distributions	0	0	0	0	6,287	106,322

Net realized gain (loss)	85,484	154,795	0	452,221	(13,967)	456,403
Change in net unrealized appreciation
on investments	(35,668)	43,697	0	320,203	7,855	135,093
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$50,368	$207,737	$194,367	$805,281	$(6,557)	$593,352

INVESTMENT INCOME RATIO (2006)	0.96%	1.43%	4.49%	1.40%	0.46%	0.95%

INVESTMENT INCOME RATIO (2005)	0.75%	1.31%	2.75%	1.75%		1.23%

INVESTMENT INCOME RATIO (2004)	1.17%	1.25%	0.93%	1.09%		1.55%

INVESTMENT INCOME RATIO (2003)	0.21%	1.27%	0.73%	1.28%

INVESTMENT INCOME RATIO (2002)	0.56%	2.64%	1.33%	1.28%		3.45%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND	WELLS FARGO ADVANTAGE OPPORTUNITY FUND	TOTAL VARIABLE ANNUITY-1 SERIES ACCOUNT
INVESTMENT INCOME:
Dividends	$2,235	$1,835	$0	$0	$960,264
EXPENSES:
Mortality and expense risk	3,014	1,328	2,889	199	389,186

NET INVESTMENT INCOME (LOSS)	(779)	507	(2,889)	(199)	571,078
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	36,291	(1,105)	47,882	30	2,913,352
Realized gain distributions	9,146	10,171	48,706	0	950,352

Net realized gain	45,437	9,066	96,588	30	3,863,704
Change in net unrealized appreciation
on investments	24,561	14,579	(43,741)	7,133	976,314
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$69,219	$24,152	$49,958	$6,964	$5,411,096

INVESTMENT INCOME RATIO (2006)	0.63%	1.17%

INVESTMENT INCOME RATIO (2005)			0.39%

INVESTMENT INCOME RATIO (2004)

INVESTMENT INCOME RATIO (2003)			0.10%

INVESTMENT INCOME RATIO (2002)			0.44%
The accompanying notes are an integral part of these financial statements.					(Concluded)

53

53

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	AIM V.I. CORE EQUITY FUND		AIM V.I. HIGH YIELD FUND		AIM V.I. INTERNATIONAL GROWTH FUND
	2006	2005	2006	2005	2006
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$6,781	$(5,996)	$13,961	$18,805	$4,732
Net realized gain (loss)	21,235	17,143	(2,238)	989	42
Change in net unrealized appreciation (depreciation)
on investments	93,135	4,886	6,447	(14,235)	38,524
Increase in net assets resulting
from operations	121,151	16,033	18,170	5,559	43,298
CONTRACT TRANSACTIONS:
Purchase payments	799	9,648	0	290	0
Redemptions	(102,426)	(567,919)	(41,573)	(92,317)	(24)
Transfers, net	(94,773)	50,499	(13,971)	(10,601)	553,213
Contract maintenance charges	(142)	(283)	(67)	(83)	0
Adjustments to net assets allocated to contracts
in payout phase	336	2,115	(915)	3,081
Increase (decrease) in net assets resulting from
contract transactions	(196,206)	(505,940)	(56,526)	(99,630)	553,189

Total increase (decrease) in net assets	(75,055)	(489,907)	(38,356)	(94,071)	596,487
NET ASSETS:
Beginning of period	947,230	1,437,137	242,345	336,416	0

End of period	$872,175	$947,230	$203,989	$242,345	$596,487
CHANGES IN UNITS OUTSTANDING:
Units issued	1,497	9,794	315	850	53,749
Units redeemed	(14,248)	(45,427)	(4,465)	(8,996)	(2)

Net increase (decrease)	(12,751)	(35,633)	(4,150)	(8,146)	53,747

(1)	The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	AIM V.I. TECHNOLOGY FUND		ALGER AMERICAN GROWTH PORTFOLIO		ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
	2006	2005	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss	$(3,372)	$(3,311)	$(10,930)	$(10,134)	$(1,965)	$(2,548)
Net realized gain (loss)	21,524	14,145	(6,066)	(64,896)	59,194	21,594
Change in net unrealized appreciation (depreciation)
on investments	15,090	(8,548)	81,747	234,004	(36,568)	14,769
Increase in net assets resulting
from operations	33,242	2,286	64,751	158,974	20,661	33,815
CONTRACT TRANSACTIONS:
Purchase payments	0	0	3,000	4,101	2,819	1,501
Redemptions	(30,899)	(38,982)	(90,543)	(427,494)	(18,650)	(8,541)
Transfers, net	(53,012)	30,999	118,591	(5,776)	34,291	(26,325)
Contract maintenance charges	0	(140)	(209)	(300)	0	(83)
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(83,911)	(8,123)	30,839	(429,469)	18,460	(33,448)

Total increase (decrease) in net assets	(50,669)	(5,837)	95,590	(270,495)	39,121	367
NET ASSETS:
Beginning of period	423,014	428,851	1,500,008	1,770,503	231,418	231,051

End of period	$372,345	$423,014	$1,595,598	$1,500,008	$270,539	$231,418
CHANGES IN UNITS OUTSTANDING:
Units issued	6,626	49,040	12,604	1,175	6,076	38,308
Units redeemed	(41,281)	(53,816)	(10,809)	(28,745)	(4,938)	(39,718)

Net increase (decrease)	(34,655)	(4,776)	1,795	(27,570)	1,138	(1,410)
(1)	The portfolio commenced operations on June 16, 2003.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO		ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
	(1)		(1)			(2)	(1)		(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(6)	$0	$(60)	$0	$839	$(725)	$(1,055)	$0	$(320)	$0
Net realized gain (loss)	0	0	(1)	0	124,923	58	60	0	55	0
Change in net unrealized appreciation
on investments	127	0	1,365	0	53,504	29,341	54,715	0	10,268	0
Increase in net assets resulting
from operations	121	0	1,304	0	179,266	28,674	53,720	0	10,003	0
CONTRACT TRANSACTIONS:
Purchase payments	0	0	0	0	800	5,839	0	0	0	0
Redemptions	0	0	0	0	(18,685)	0	0	0	(595)	0
Transfers, net	28,634	0	29,738	0	562,341	543,917	632,497	0	95,082	0
Contract maintenance charges	0	0	0	0	(38)	(25)	0	0	(13)	0
Adjustments to net assets allocated to contracts
in payout phase
Increase in net assets resulting from
contract transactions	28,634	0	29,738	0	544,418	549,731	632,497	0	94,474	0

Total increase in net assets	28,755	0	31,042	0	723,684	578,405	686,217	0	104,477	0
NET ASSETS:
Beginning of period	0	0	0	0	578,405	0	0	0	0	0

End of period	$28,755	$0	$31,042	$0	$1,302,089	$578,405	$686,217	$0	$104,477	$0
CHANGES IN UNITS OUTSTANDING:
Units issued	2,582	0	3,132	0	327,578	47,457	61,952	0	10,041	0
Units redeemed	0	0	0	0	(290,225)	(2)	(1,114)	0	(61)	0

Net increase	2,582	0	3,132	0	37,353	47,455	60,838	0	9,980	0
(1)	The portfolio commenced operations on May 1, 2006.
(2)	The portfolio commenced operations on May 2, 2005.
The accompanying notes are an integral part of these financial statements.									(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO		AMERICAN CENTURY VP BALANCED FUND		AMERICAN CENTURY VP INTERNATIONAL FUND
	2006	2005	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$1,459	$2,051	$3,863	$2,589	$6,022	$3,115
Net realized gain	28,213	43,581	30,334	12,999	141,712	198,543
Change in net unrealized appreciation (depreciation)
on investments	65,826	(26,099)	3,462	(1,133)	63,027	(81,243)
Increase in net assets resulting
from operations	95,498	19,533	37,659	14,455	210,761	120,415
CONTRACT TRANSACTIONS:
Purchase payments	0	0	4,021	0	0	18,312
Redemptions	(8,926)	0	(9,681)	(94,889)	(59,512)	(118,101)
Transfers, net	463,647	110,097	166,809	110,859	(208,602)	(111,732)
Contract maintenance charges	(17)	(5)	(68)	(84)	(81)	(90)
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	454,704	110,092	161,081	15,886	(268,195)	(211,611)

Total increase (decrease) in net assets	550,202	129,625	198,740	30,341	(57,434)	(91,196)
NET ASSETS:
Beginning of period	250,479	120,854	334,343	304,002	815,440	906,636

End of period	$800,681	$250,479	$533,083	$334,343	$758,006	$815,440
CHANGES IN UNITS OUTSTANDING:
Units issued	60,526	25,728	20,244	10,848	70,993	155,169
Units redeemed	(33,865)	(18,349)	(7,237)	(9,345)	(85,169)	(169,253)

Net increase (decrease)	26,661	7,379	13,007	1,503	(14,176)	(14,084)
(1) The portfolio ceased operations on March 31, 2003.

(2)	The portfolio commenced operations on June 16, 2003.
The accompanying notes are an integral part of these financial statements.		(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	AMERICAN CENTURY VP VALUE FUND		BARON CAPITAL ASSET FUND		DELAWARE VIP SMALL CAP VALUE SERIES
	2006	2005	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$1,595	$1,972	$(13,116)	$(14,035)	$(5,564)	$(2,785)
Net realized gain	70,801	44,032	303,926	66,557	73,380	39,104
Change in net unrealized appreciation
on investments	49,889	(7,928)	(77,483)	(10,514)	(20,133)	13,742
Increase in net assets resulting
from operations	122,285	38,076	213,327	42,008	47,683	50,061
CONTRACT TRANSACTIONS:
Purchase payments	2,358	2,399	22,377	89,179	2,465	13,339
Redemptions	(19,066)	(1,586)	(151,681)	(104,616)	(28,665)	(3,296)
Transfers, net	442,965	211,021	(566,831)	164,621	639,644	177,036
Contract maintenance charges	(7)	(12)	0	(109)	(25)	(92)
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	426,250	211,822	(696,135)	149,075	613,419	186,987

Total increase (decrease) in net assets	548,535	249,898	(482,808)	191,083	661,102	237,048
NET ASSETS:
Beginning of period	554,982	305,084	1,747,761	1,556,678	498,727	261,679

End of period	$1,103,517	$554,982	$1,264,953	$1,747,761	$1,159,829	$498,727
CHANGES IN UNITS OUTSTANDING:
Units issued	67,669	122,326	11,490	23,676	123,545	47,418
Units redeemed	(38,974)	(104,550)	(48,869)	(14,828)	(90,861)	(33,597)

62

	Net increase (decrease)	28,695	17,776	(37,379)	8,848	32,684	13,821
(1)	The portfolio commenced operations on June 16, 2003.
The accompanying notes are an integral part of these financial statements.							(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	DREYFUS GVIT MID CAP INDEX FUND		DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO
	2006	2005	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$700	$(679)	$(987)	$(1,826)	$2,772	$(8,271)
Net realized gain	19,213	107,058	36,572	13,221	173,894	52,654
Change in net unrealized appreciation (depreciation)
on investments	16,242	(12,981)	(25,162)	(1,823)	12,551	(14,530)
Increase in net assets resulting
from operations	36,155	93,398	10,423	9,572	189,217	29,853
CONTRACT TRANSACTIONS:
Purchase payments	1,171	0	0	0	1,936	3,420
Redemptions	(5,277)	(21,684)	(6,294)	(17,395)	(120,381)	(75,754)
Transfers, net	64,700	40,785	(161,249)	(29,383)	142,954	(154,841)
Contract maintenance charges	(31)	(49)	(5)	0	(51)	(91)
Adjustments to net assets allocated to contracts
in payout phase			0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	60,563	19,052	(167,548)	(46,778)	24,458	(227,266)

Total increase (decrease) in net assets	96,718	112,450	(157,125)	(37,206)	213,675	(197,413)
NET ASSETS:
Beginning of period	413,958	301,508	235,260	272,466	934,702	1,132,115

End of period	$510,676	$413,958	$78,135	$235,260	$1,148,377	$934,702
CHANGES IN UNITS OUTSTANDING:
Units issued	11,803	64,314	30,676	6,778	103,895	13,692
Units redeemed	(8,071)	(58,958)	(42,230)	(11,032)	(97,749)	(38,114)

Net increase (decrease)	3,732	5,356	(11,554)	(4,254)	6,146	(24,422)
(1)	The portfolio commenced operations on June 16, 2003.

The accompanying notes are an integral part of these financial statements.	(Continued)

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO		DREYFUS VIF GROWTH & INCOME PORTFOLIO		DWS BLUE CHIP VIP
	2006	2005	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(151)	$(478)	$(124)	$1,465	$(720)	$0
Net realized gain	7,050	945	16,047	2,824	20	0
Change in net unrealized appreciation
on investments	(5,900)	2,412	8,959	5,721	13,154	0
Increase in net assets resulting
from operations	999	2,879	24,882	10,010	12,454	0
CONTRACT TRANSACTIONS:
Purchase payments	0	0	0	0	0	0
Redemptions	1	0	(22,100)	(11,040)	0	0
Transfers, net	(26,746)	(5,001)	(84,559)	91,494	493,315	0
Contract maintenance charges	(3)	(6)	(56)	(91)	0	0
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(26,748)	(5,007)	(106,715)	80,363	493,315	0

Total increase (decrease) in net assets	(25,749)	(2,128)	(81,833)	90,373	505,769	0
NET ASSETS:
Beginning of period	54,667	56,795	284,802	194,429	0	0

End of period	$28,918	$54,667	$202,969	$284,802	$505,769	$0
CHANGES IN UNITS OUTSTANDING:
Units issued	0	0	2,776	11,992	46,935	0
Units redeemed	(1,971)	(366)	(13,739)	(3,152)	0	0

Net increase (decrease)	(1,971)	(366)	(10,963)	8,840	46,935	0
(1)	The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	DWS CAPITAL GROWTH VIP		DWS DREMAN HIGH RETURN EQUITY VIP		DWS DREMAN SMALL CAP VALUE VIP		DWS EAFE EQUITY INDEX VIP
	2006	2005	2006	2005	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(409)	$282	$(131)	$(422)	$(393)	$0	$0	$6,065
Net realized gain	9,564	4,133	43,879	4	50	0	0	72,385
Change in net unrealized appreciation
on investments	932	9,031	2,391	7,723	14,162	0	0	(75,091)
Increase in net assets resulting
from operations	10,087	13,446	46,139	7,305	13,819	0	0	3,359
CONTRACT TRANSACTIONS:
Purchase payments	750	751	0	0	0	0	0	1,200
Redemptions	(9,682)	(20,572)	(50)	0	(1,499)	0	0	(23,285)
Transfers, net	(21,682)	(7,222)	31,654	267,899	226,768	0	0	(398,236)
Contract maintenance charges	(40)	(51)	(4)	0	0	0	0	(28)
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(30,654)	(27,094)	31,600	267,899	225,269	0	0	(420,349)

Total increase (decrease) in net assets	(20,567)	(13,648)	77,739	275,204	239,088	0	0	(416,990)
NET ASSETS:
Beginning of period	178,433	192,081	275,204	0	0	0	0	416,990

End of period	$157,866	$178,433	$352,943	$275,204	$239,088	$0	$0	$0
CHANGES IN UNITS OUTSTANDING:
Units issued	1,857	86	73,640	25,509	22,723	0	0	480
Units redeemed	(5,294)	(3,236)	(71,362)	0	(156)	0	0	(46,886)

Net increase (decrease)	(3,437)	(3,150)	2,278	25,509	22,567	0	0	(46,406)
(1)	The portfolio commenced operations on May 2, 2005.
(2)	The portfolio commenced operations on May 1, 2006.
(3) The portfolio ceased operations on July 27, 2005.						(Continued)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	DWS GROWTH & INCOME VIP		DWS HEALTH CARE VIP		DWS LARGE CAP VALUE VIP		DWS SMALL CAP INDEX VIP
	2006	2005	2006	2005	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$487	$1,423	$(38)	$0	$30	$0	$(1,095)	$(1,659)
Net realized gain	13,711	4,948	207	0	211	0	150,888	98,028
Change in net unrealized appreciation
on investments	20,216	9,472	208	0	1,965	0	(46,718)	(85,372)
Increase in net assets resulting
from operations	34,414	15,843	377	0	2,206	0	103,075	10,997
CONTRACT TRANSACTIONS:
Purchase payments	3,705	6,950	0	0	0	0	477	1,622
Redemptions	(9,884)	(23,380)	0	0	0	0	(56,243)	(87,541)
Transfers, net	(42,739)	2,226	12,688	0	27,039	0	(230,896)	(104,734)
Contract maintenance charges	(35)	(41)	0	0	0	0	0	(64)
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	(48,953)	(14,245)	12,688	0	27,039	0	(286,662)	(190,717)

Total increase (decrease) in net assets	(14,539)	1,598	13,065	0	29,245	0	(183,587)	(179,720)
NET ASSETS:
Beginning of period	316,952	315,354	0	0	0	0	745,225	924,945

End of period	$302,413	$316,952	$13,065	$0	$29,245	$0	$561,638	$745,225
CHANGES IN UNITS OUTSTANDING:
Units issued	1,181	1,792	2,541	0	2,844	0	3,311	7,113
Units redeemed	(6,699)	(3,464)	(1,320)	0	(403)	0	(20,281)	(20,720)

Net increase (decrease)	(5,518)	(1,672)	1,221	0	2,441	0	(16,970)	(13,607)
(1)	The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.								(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	FEDERATED AMERICAN LEADERS FUND II		FEDERATED CAPITAL INCOME FUND II		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
	2006	2005	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$12,738	$14,239	$6,189	$9,568	$64,865	$75,077
Net realized gain (loss)	309,687	57,354	48	6,913	(16,204)	(22,913)
Change in net unrealized appreciation (depreciation)
on investments	(61,334)	(79)	11,221	(2,119)	12,628	(26,673)
Increase in net assets resulting
from operations	261,091	71,514	17,458	14,362	61,289	25,491
CONTRACT TRANSACTIONS:
Purchase payments	0	939	0	0	6,770	66,955
Redemptions	(90,731)	(133,070)	(461)	(116,440)	(71,609)	(346,074)
Transfers, net	(418,506)	(218,078)	0	181,982	(130,049)	(250,176)
Contract maintenance charges	(72)	(112)	0	(52)	0	(102)
Adjustments to net assets allocated to contracts
in payout phase	1,585	5,608				0
Increase (decrease) in net assets resulting from
contract transactions	(507,724)	(344,713)	(461)	65,490	(194,888)	(529,397)

Total increase (decrease) in net assets	(246,633)	(273,199)	16,997	79,852	(133,599)	(503,906)
NET ASSETS:
Beginning of period	1,942,529	2,215,728	119,307	39,455	1,934,030	2,437,936

End of period	$1,695,896	$1,942,529	$136,304	$119,307	$1,800,431	$1,934,030
CHANGES IN UNITS OUTSTANDING:
Units issued	320	631	0	17,687	12,590	23,110
Units redeemed	(30,240)	(23,749)	(39)	(10,611)	(25,359)	(58,815)

Net increase (decrease)	(29,920)	(23,118)	(39)	7,076	(12,769)	(35,705)
(1)	The portfolio commenced operations on May 2, 2005.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	JANUS ASPEN BALANCED PORTFOLIO		JANUS ASPEN FLEXIBLE BOND PORTFOLIO		JANUS ASPEN GROWTH & INCOME PORTFOLIO
	2006	2005	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$12,991	$7,419	$66,100	$71,714	$9,985	$(851)
Net realized gain (loss)	7,552	13,403	(24,591)	28,145	118,798	2,950
Change in net unrealized appreciation (depreciation)
on investments	62,560	12,118	14,415	(79,281)	(85,027)	73,757
Increase in net assets resulting
from operations	83,103	32,940	55,924	20,578	43,756	75,856
CONTRACT TRANSACTIONS:
Purchase payments	0	25,000	16,300	43,293	2,998	37,125
Redemptions	(12,308)	(6,500)	(99,794)	(159,323)	(49,730)	0
Transfers, net	469,469	(45,179)	85,594	(195,145)	152,755	260,972
Contract maintenance charges	0	(50)	0	(142)	(15)	(10)
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	457,161	(26,729)	2,100	(311,317)	106,008	298,087

Total increase (decrease) in net assets	540,264	6,211	58,024	(290,739)	149,764	373,943
NET ASSETS:
Beginning of period	485,115	478,904	1,561,363	1,852,102	836,589	462,646

End of period	$1,025,379	$485,115	$1,619,387	$1,561,363	$986,353	$836,589
CHANGES IN UNITS OUTSTANDING:
Units issued	42,825	11,628	22,871	25,877	47,391	24,750
Units redeemed	(5,426)	(13,919)	(22,444)	(48,979)	(41,197)	(1,051)

Net increase (decrease)	37,399	(2,291)	427	(23,102)	6,194	23,699
(1)	The portfolio commenced operations on June 16, 2003.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO		JANUS ASPEN LARGE CAP GROWTH PORTFOLIO		JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
	2006	2005	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$9,997	$1,972	$(3,008)	$(5,654)	$10,404	$5,755
Net realized gain (loss)	112,862	19,820	(4,631)	(59,664)	43,485	66,325
Change in net unrealized appreciation (depreciation)
on investments	211,896	105,574	80,746	82,561	133,963	(20,705)
Increase in net assets resulting
from operations	334,755	127,366	73,107	17,243	187,852	51,375
CONTRACT TRANSACTIONS:
Purchase payments	43,935	7,349	301	3,701	0	50,526
Redemptions	(21,007)	(4,629)	(65,565)	(383,419)	(92,055)	(278,846)
Transfers, net	230,595	173,889	(104,114)	(66,142)	(101,630)	(206,072)
Contract maintenance charges	0	(167)	0	(358)	(214)	(311)
Adjustments to net assets allocated to contracts
in payout phase
Increase (decrease) in net assets resulting from
contract transactions	253,523	176,442	(169,378)	(446,218)	(193,899)	(434,703)

Total increase (decrease) in net assets	588,278	303,808	(96,271)	(428,975)	(6,047)	(383,328)
NET ASSETS:
Beginning of period	622,043	318,235	807,792	1,236,767	1,235,153	1,618,481

End of period	$1,210,321	$622,043	$711,521	$807,792	$1,229,106	$1,235,153
CHANGES IN UNITS OUTSTANDING:
Units issued	26,534	16,971	586	2,411	0	3,875
Units redeemed	(13,922)	(4,576)	(12,355)	(36,319)	(13,090)	(36,432)

Net increase (decrease)	12,612	12,395	(11,769)	(33,908)	(13,090)	(32,557)
(1)	The portfolio commenced operations on January 28, 2002.
The accompanying notes are an integral part of these financial statements.						(Continued)

73

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	NEUBERGER BERMAN AMT REGENCY PORTFOLIO		OPPENHEIMER GLOBAL SECURITIES FUND/VA		PIMCO VIT HIGH YIELD FUND
	2006	2005	2006	2005	2006	2005
	(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(8)	$0	$6,840	$(338)	$65,759	$46,465
Net realized gain	542	0	454,566	34,665	1,603	2,537
Change in net unrealized appreciation
on investments	698	0	(197,098)	194,900	38,162	(20,565)
Increase in net assets resulting
from operations	1,232	0	264,308	229,227	105,524	28,437
CONTRACT TRANSACTIONS:
Purchase payments	0	0	10,060	14,665	2,101	2,098
Redemptions	0	0	(48,155)	(41,097)	(5,758)	(1,249)
Transfers, net	9,629	0	(791,184)	1,070,189	56,750	403,690
Contract maintenance charges	0	0	(88)	(162)	0	0
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	9,629	0	(829,367)	1,043,595	53,093	404,539

Total increase (decrease) in net assets	10,861	0	(565,059)	1,272,822	158,617	432,976
NET ASSETS:
Beginning of period	0	0	2,312,566	1,039,744	1,199,496	766,520

End of period	$10,861	$0	$1,747,507	$2,312,566	$1,358,113	$1,199,496
CHANGES IN UNITS OUTSTANDING:
Units issued	1,063	0	44,289	78,492	68,815	126,839
Units redeemed	0	0	(93,291)	(10,311)	(64,043)	(92,477)

Net increase (decrease)	1,063	0	(49,002)	68,181	4,772	34,362
(1)	The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.						(Continued)

73

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	PIMCO VIT LOW DURATION FUND		PIMCO VIT TOTAL RETURN FUND		PIONEER FUND VCT PORTFOLIO
	2006	2005	2006	2005	2006	2005
				(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$39,617	$28,321	$32,315	$4,295	$1,642	$457
Net realized gain (loss)	(10,337)	1,564	4,748	7,421	43,926	988
Change in net unrealized appreciation (depreciation)
on investments	6,471	(27,343)	(5,452)	(12,660)	(10,444)	3,164
Increase (decrease) in net assets resulting
from operations	35,751	2,542	31,611	(944)	35,124	4,609
CONTRACT TRANSACTIONS:
Purchase payments	67,362	0	46,322	0	0	0
Redemptions	(75,438)	(34,760)	(8,758)	0	(9,272)	(7,161)
Transfers, net	(56,846)	57,853	945,934	493,440	121,163	0
Contract maintenance charges	(57)	(60)	(94)	0	(13)	(13)
Adjustments to net assets allocated to contracts
in payout phase	0	0
Increase (decrease) in net assets resulting from
contract transactions	(64,979)	23,033	983,404	493,440	111,878	(7,174)

Total increase (decrease) in net assets	(29,228)	25,575	1,015,015	492,496	147,002	(2,565)
NET ASSETS:
Beginning of period	1,419,858	1,394,283	492,496	0	95,712	98,277

End of period	$1,390,630	$1,419,858	$1,507,511	$492,496	$242,714	$95,712
CHANGES IN UNITS OUTSTANDING:
Units issued	42,194	31,028	103,293	49,859	80,051	0
Units redeemed	(49,236)	(28,697)	(6,696)	(913)	(70,692)	(636)

Net increase (decrease)	(7,042)	2,331	96,597	48,946	9,359	(636)
(1) The portfolio commenced operations on May 2, 2005.
(2)	The portfolio commenced operations on September 28, 2001, but had no activity until 2002.
The accompanying notes are an integral part of these financial statements.						(Continued)

73

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SMALL CAP VALUE VCT PORTFOLIO
	2006	2005	2006	2005	2006	2005
			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(3,443)	$(4,666)	$(8)	$0	$226	$(1,158)
Net realized gain (loss)	35,105	69,377	(2)	0	162,090	17,219
Change in net unrealized appreciation (depreciation)
on investments	(16,343)	(37,812)	174	0	(110,576)	38,521
Increase in net assets resulting
from operations	15,319	26,899	164	0	51,740	54,582
CONTRACT TRANSACTIONS:
Purchase payments	924	1,165	0	0	0	0
Redemptions	(18,062)	(51,273)	0	0	(31,627)	(4,367)
Transfers, net	(64,065)	(154,635)	5,000	0	(206,664)	5,309
Contract maintenance charges	(91)	(121)	0	0	(18)	(78)
Adjustments to net assets allocated to contracts
in payout phase	0	0
Increase (decrease) in net assets resulting from
contract transactions	(81,294)	(204,864)	5,000	0	(238,309)	864

Total increase (decrease) in net assets	(65,975)	(177,965)	5,164	0	(186,569)	55,446
NET ASSETS:
Beginning of period	449,175	627,140	0	0	531,531	476,085

End of period	$383,200	$449,175	$5,164	$0	$344,962	$531,531
CHANGES IN UNITS OUTSTANDING:
Units issued	2,054	3,006	486	0	14,294	7,896
Units redeemed	(7,942)	(18,169)	0	0	(27,646)	(8,564)

Net increase (decrease)	(5,888)	(15,163)	486	0	(13,352)	(668)
(1)	The portfolio commenced operations on May 1, 2006.
(2)	The portfolio commenced operations on September 28, 2001, but had no activity until 2002.
The accompanying notes are an integral part of these financial statements.						(Continued)

73

73

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II		SCHWAB MONEY MARKET PORTFOLIO
	2006	2005	2006	2005	2006	2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$552	$(295)	$9,245	$6,588	$194,367	$111,559
Net realized gain	85,484	343	154,795	32,972	0	0
Change in net unrealized appreciation
on investments	(35,668)	35,730	43,697	30,929	0	0
Increase in net assets resulting
from operations	50,368	35,778	207,737	70,489	194,367	111,559
CONTRACT TRANSACTIONS:
Purchase payments	0	0	798	24,999	4,538,358	4,207,320
Redemptions	(47)	0	(89,464)	(34,520)	(1,626,028)	(1,082,412)
Transfers, net	274,636	210,808	255,370	(24,975)	(3,992,502)	(3,148,411)
Contract maintenance charges	(3)	(3)	(123)	(42)	(1,821)	(1,725)
Adjustments to net assets allocated to contracts
in payout phase	0	0
Increase (decrease) in net assets resulting from
contract transactions	274,586	210,805	166,581	(34,538)	(1,081,993)	(25,228)

Total increase (decrease) in net assets	324,954	246,583	374,318	35,951	(887,626)	86,331
NET ASSETS:
Beginning of period	494,692	248,109	1,480,694	1,444,743	5,915,377	5,829,046

End of period	$819,646	$494,692	$1,855,012	$1,480,694	$5,027,751	$5,915,377
CHANGES IN UNITS OUTSTANDING:
Units issued	78,027	22,052	43,177	6,246	1,107,411	1,032,203
Units redeemed	(54,903)	(937)	(34,026)	(8,409)	(1,194,389)	(1,034,087)

Net increase (decrease)	23,124	21,115	9,151	(2,163)	(86,978)	(1,884)
(1)	The portfolio commenced operations on May 1, 2006.
(2)	The portfolio commenced operations on September 28, 2001, but had no activity until 2002.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	SCHWAB S&P 500 INDEX PORTFOLIO		THIRD AVENUE VALUE PORTFOLIO		UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
	2006	2005	2006	2005	2006	2005
			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$32,857	$53,601	$(445)	$0	$1,856	$5,054
Net realized gain (loss)	452,221	201,025	(13,967)	0	456,403	118,832
Change in net unrealized appreciation
on investments	320,203	(29,422)	7,855	0	135,093	77,955
Increase (decrease) in net assets resulting
from operations	805,281	225,204	(6,557)	0	593,352	201,841
CONTRACT TRANSACTIONS:
Purchase payments	27,002	89,706	0	0	2,269	8,646
Redemptions	(376,196)	(215,837)	(18,520)	0	(99,381)	(40,762)
Transfers, net	(1,021,225)	412,946	251,532	0	523,262	79,866
Contract maintenance charges	(657)	(873)	0	0	(143)	(132)
Adjustments to net assets allocated to contracts
in payout phase	0	0
Increase (decrease) in net assets resulting from
contract transactions	(1,371,076)	285,942	233,012	0	426,007	47,618

Total increase (decrease) in net assets	(565,795)	511,146	226,455	0	1,019,359	249,459
NET ASSETS:
Beginning of period	6,155,663	5,644,517	0	0	1,502,018	1,252,559

End of period	$5,589,868	$6,155,663	$226,455	$0	$2,521,377	$1,502,018
CHANGES IN UNITS OUTSTANDING:
Units issued	15,485	95,809	101,808	0	36,860	11,496
Units redeemed	(99,038)	(76,669)	(79,848)	0	(23,792)	(9,641)

Net increase (decrease)	(83,553)	19,140	21,960	0	13,068	1,855
(1)	The portfolio commenced operations on May 1, 2006.
(2)	The portfolio commenced operations on September 28, 2001, but had no activity until 2002.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	VAN KAMPEN LIT COMSTOCK		VAN KAMPEN LIT GROWTH & INCOME		WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND
	2006	2005	2006	2005	2006	2005
		(1)		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(779)	$(264)	$507	$(91)	$(2,889)	$(1,945)
Net realized gain (loss)	45,437	(16)	9,066	2	96,588	59,160
Change in net unrealized appreciation (depreciation)
on investments	24,561	4,910	14,579	(694)	(43,741)	2,452
Increase (decrease) in net assets resulting
from operations	69,219	4,630	24,152	(783)	49,958	59,667
CONTRACT TRANSACTIONS:
Purchase payments	23,344	1,440	409	0	0	35,460
Redemptions	(1,041)	0	0	0	(9,817)	(136,319)
Transfers, net	326,604	138,151	28,312	149,230	(105,374)	(33,117)
Contract maintenance charges	0	0	0	0	(43)	(65)
Adjustments to net assets allocated to contracts
in payout phase	0	0
Increase (decrease) in net assets resulting from
contract transactions	348,907	139,591	28,721	149,230	(115,234)	(134,041)

Total increase (decrease) in net assets	418,126	144,221	52,873	148,447	(65,276)	(74,374)
NET ASSETS:
Beginning of period	144,221	0	148,447	0	377,628	452,002

End of period	$562,347	$144,221	$201,320	$148,447	$312,352	$377,628
CHANGES IN UNITS OUTSTANDING:
Units issued	90,576	13,750	4,663	13,481	0	4,134
Units redeemed	(58,209)	(148)	(2,281)	0	(7,903)	(14,968)

Net increase (decrease)	32,367	13,602	2,382	13,481	(7,903)	(10,834)
(1)	The portfolio commenced operations on May 2, 2005.
(2)	The portfolio commenced operations on September 28, 2001, but had no activity until 2002.

79

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	WELLS FARGO ADVANTAGE OPPORTUNITY FUND		TOTAL VARIABLE ANNUITY-1 SERIES ACCOUNT
	2006	2005	2006	2005
	(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(199)	$0	$571,078	$411,720
Net realized gain	30	0	3,863,704	1,408,471
Change in net unrealized appreciation
on investments	7,133	0	976,314	396,822
Increase in net assets resulting
from operations	6,964	0	5,411,096	2,217,013
CONTRACT TRANSACTIONS:
Purchase payments	0	0	4,835,931	4,778,938
Redemptions	(53)	0	(3,733,212)	(4,816,450)
Transfers, net	76,899	0	82,855	243,997
Contract maintenance charges	0	0	(4,344)	(6,305)
Adjustments to net assets allocated to contracts
in payout phase	0	0	1,006	10,804
Increase in net assets resulting from
contract transactions	76,846	0	1,182,236	210,984

Total increase in net assets	83,810	0	6,593,332	2,427,997
NET ASSETS:
Beginning of period	0	0	43,826,850	41,398,853

End of period	$83,810	$0	$50,420,182	$43,826,850
CHANGES IN UNITS OUTSTANDING:
Units issued	8,055	0	3,140,519	2,286,776
Units redeemed	(5)	0	(2,979,405)	(2,251,631)

Net increase	8,050	0	161,114	35,145
(1)	The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.				(Concluded)

VARIABLEANNUITY-1SERIESACCOUNTOF
FIRSTGREAT-WESTLIFE&ANNUITYINSURANCECOMPANY

	AtDecember31			FortheyearorperiodendedDecember31
	Units	UnitFair	NetAssets
	(000s)	Value	(000s)	ExpenseRatio	TotalReturn

AIM V.I. CORE EQUITY FUND
2006	50	$17.00	$872	0.85%	15.41%
2005	63	$14.73	$930	0.85%	2.43%
2004	99	$14.38	$1,437	0.85%	3.36%
2003	124	$13.91	$1,727	0.85%	21.56%
2002	134	$11.44	$1,555	0.85%	(19.83)%
AIM V.I. HIGH YIELD FUND
2006	14	$13.33	$204	0.85%	9.80%
2005	18	$12.14	$215	0.85%	1.85%
2004	26	$11.92	$336	0.85%	9.94%
2003	72	$10.84	$794	0.85%	23.98%
2002	57	$8.75	$526	0.85%	(2.13)%
AIM V.I. INTERNATIONAL GROWTH FUND
2006	54	$11.10	$596	0.85%	11.00%
AIM V.I. TECHNOLOGY FUND
2006	142	$2.63	$372	0.85%	9.58%
2005	176	$2.40	$423	0.85%	1.27%
2004	181	$2.37	$429	0.85%	3.75%
2003	233	$2.28	$533	0.85%	44.07%
2002	238	$1.58	$377	0.85%	(47.51)%
ALGER AMERICAN GROWTH PORTFOLIO
2006	90	$17.65	$1,596	0.85%	4.25%
2005	89	$16.93	$1,500	0.85%	11.09%
2004	116	$15.24	$1,771	0.85%	4.61%
2003	138	$14.57	$2,005	0.85%	34.02%
2002	161	$10.87	$1,753	0.85%	(33.56)%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
2006	17	$15.63	$271	0.85%	9.22%
2005	16	$14.31	$231	0.85%	8.90%

2004	18	$13.14	$231	0.85%	12.09%
2003	6	$11.73	$72	0.85%	17.26%
ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO
2006	3	$11.14	$29	0.85%	11.40%
ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO
2006	3	$9.91	$31	0.85%	(0.90)%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2006	85	$15.35	$1,302	0.85%	25.92%
2005	47	$12.19	$578	0.85%	21.90%

					()
ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2006	61	$11.28	$686	0.85%	12.80%
ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
2006	10	$10.47	$104	0.85%	4.70%
ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
2006	43	$18.51	$801	0.85%	22.66%
2005	17	$15.09	$250	0.85%	15.10%
2004	9	$13.11	$121	0.85%	23.28%
2003	6	$10.64	$67	0.85%	6.37%
AMERICAN CENTURY VP BALANCED FUND
2006	41	$13.05	$533	0.85%	8.75%
2005	28	$12.00	$334	0.85%	3.99%
2004	26	$11.54	$304	0.85%	8.85%
2003	18	$10.60	$188	0.85%	5.97%
AMERICAN CENTURY VP INTERNATIONAL FUND
2006	42	$17.84	$758	0.85%	23.97%
2005	57	$14.39	$815	0.85%	12.33%
2004	71	$12.81	$907	0.85%	13.95%
2003	67	$11.25	$754	0.85%	23.46%
2002	34	$9.11	$309	0.85%	(21.06)%
AMERICAN CENTURY VP VALUE FUND
2006	70	$15.70	$1,104	0.85%	17.60%
2005	42	$13.35	$555	0.85%	4.13%

2004	24	$12.82	$305	0.85%	13.37%
2003	12	$11.30	$141	0.85%	13.05%
BARON CAPITAL ASSET FUND
2006	64	$19.72	$1,265	0.85%	14.58%
2005	102	$17.21	$1,748	0.85%	2.44%
2004	93	$16.80	$1,557	0.85%	24.58%
2003	106	$13.48	$1,430	0.85%	28.92%
2002	110	$10.46	$1,148	0.85%	(14.89)%
DELAWARE VIP SMALL CAP VALUE SERIES
2006	65	$17.91	$1,160	0.85%	15.25%
2005	32	$15.54	$499	0.85%	8.44%
2004	18	$14.33	$262	0.85%	20.46%
2003	18	$11.89	$215	0.85%	18.93%

					()
DREYFUS GVIT MID CAP INDEX FUND
2006	32	$16.14	$511	0.85%	8.83%
2005	28	$14.83	$414	0.85%	10.92%
2004	23	$13.37	$302	0.85%	14.53%
2003	25	$11.67	$289	0.85%	16.72%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2006	5	$14.99	$78	0.85%	6.84%
2005	17	$14.03	$235	0.85%	8.26%
2004	21	$12.96	$272	0.85%	13.51%
2003	17	$11.42	$195	0.85%	14.20%
DREYFUS VIF APPRECIATION PORTFOLIO
2006	102	$11.21	$1,148	0.85%	15.57%
2005	96	$9.70	$935	0.85%	3.41%
2004	121	$9.38	$1,132	0.85%	4.16%
2003	98	$9.00	$879	0.85%	20.15%
2002	99	$7.49	$741	0.85%	(17.42)%
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
2006	2	$13.86	$29	0.85%	2.90%
2005	4	$13.47	$55	0.85%	4.91%
2004	4	$12.84	$57	0.85%	10.40%
2003	2	$11.63	$27	0.85%	16.28%

DREYFUS VIF GROWTH & INCOME PORTFOLIO
2006	18	$10.99	$203	0.85%	13.53%
2005	29	$9.68	$285	0.85%	2.54%
2004	21	$9.44	$194	0.85%	6.56%
2003	15	$8.86	$133	0.85%	25.51%
2002	53	$7.06	$373	0.85%	(26.00)%
DWS BLUE CHIP VIP
2006	47	$10.78	$506	0.85%	7.80%
DWS CAPITAL GROWTH VIP
2006	16	$9.93	$158	0.85%	7.58%
2005	19	$9.23	$178	0.85%	7.95%
2004	22	$8.55	$192	0.85%	7.07%
2003	16	$7.98	$125	0.85%	25.82%
2002	14	$6.34	$89	0.85%	(29.79)%
DWS DREMAN HIGH RETURN EQUITY VIP
2006	28	$12.70	$353	0.85%	17.70%
2005	26	$10.79	$275	0.85%	7.90%

					()
DWS DREMAN SMALL CAP VALUE VIP
2006	23	$10.59	$239	0.85%	5.90%
DWS GROWTH & INCOME VIP
2006	31	$9.91	$302	0.85%	12.61%
2005	36	$8.80	$317	0.85%	5.26%
2004	38	$8.36	$315	0.85%	9.23%
2003	34	$7.66	$260	0.85%	25.67%
2002	11	$6.09	$66	0.85%	(23.78)%
DWS HEALTH CARE VIP
2006	1	$10.70	$13	0.85%	7.00%
DWS LARGE CAP VALUE VIP
2006	2	$11.98	$29	0.85%	14.42%
DWS SMALL CAP INDEX VIP
2006	31	$18.06	$562	0.85%	16.44%
2005	48	$15.51	$745	0.85%	3.40%
2004	62	$15.00	$925	0.85%	16.76%
2003	90	$12.85	$1,151	0.85%	45.19%

2002	75	$8.85	$665	0.85%	(21.26)%
FEDERATED AMERICAN LEADERS FUND II
2006	91	$18.24	$1,696	0.85%	13.01%
2005	121	$16.14	$1,943	0.85%	4.17%
2004	144	$15.12	$2,216	0.85%	8.85%
2003	143	$13.89	$2,005	0.85%	26.62%
2002	161	$10.97	$1,810	0.85%	(20.91)%
FEDERATED CAPITAL INCOME FUND II
2006	11	$12.60	$136	0.85%	14.75%
2005	11	$10.98	$119	0.85%	5.37%
2004	4	$10.42	$39	0.85%	9.00%
2003	4	$9.56	$43	0.85%	19.65%
2002	3	$7.99	$23	0.85%	(24.62)%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2006	117	$15.39	$1,800	0.85%	3.22%
2005	130	$14.91	$1,934	0.85%	1.15%
2004	165	$14.74	$2,438	0.85%	2.73%
2003	169	$14.34	$2,430	0.85%	1.50%
2002	173	$14.13	$2,447	0.85%	8.11%

					()
JANUS ASPEN BALANCED PORTFOLIO
2006	78	$13.18	$1,025	0.85%	9.83%
2005	40	$12.00	$485	0.85%	7.05%
2004	43	$11.21	$479	0.85%	7.61%
2003	12	$10.42	$127	0.85%	4.21%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
2006	116	$13.95	$1,619	0.85%	3.33%
2005	116	$13.50	$1,561	0.85%	1.12%
2004	139	$13.35	$1,852	0.85%	3.09%
2003	153	$12.95	$1,984	0.85%	5.49%
2002	182	$12.27	$2,230	0.85%	9.55%
JANUS ASPEN GROWTH & INCOME PORTFOLIO
2006	68	$14.53	$986	0.85%	7.15%
2005	62	$13.56	$837	0.85%	11.42%
2004	38	$12.17	$463	0.85%	10.99%

2003	8	$10.97	$83	0.85%	9.65%
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
2006	50	$24.06	$1,210	0.85%	45.73%
2005	38	$16.51	$622	0.85%	31.24%
2004	25	$12.58	$318	0.85%	17.95%
2003	23	$10.67	$243	0.85%	33.78%
2002	42	$7.98	$333	0.85%	(26.18)%
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
2006	46	$15.34	$712	0.85%	10.44%
2005	58	$13.89	$808	0.85%	3.35%
2004	92	$13.44	$1,237	0.85%	3.63%
2003	118	$12.96	$1,524	0.85%	30.62%
2002	141	$9.93	$1,396	0.85%	(27.09)%
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
2006	74	$16.70	$1,229	0.85%	17.28%
2005	87	$14.24	$1,235	0.85%	4.94%
2004	119	$13.57	$1,618	0.85%	3.89%
2003	134	$13.06	$1,746	0.85%	22.95%
2002	168	$10.62	$1,782	0.85%	(26.15)%
NEUBERGER BERMAN AMT REGENCY PORTFOLIO
2006	1	$10.22	$11	0.85%	2.20%

					()
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2006	90	$19.41	$1,748	0.85%	16.72%
2005	139	$16.63	$2,313	0.85%	13.28%
2004	71	$14.68	$1,040	0.85%	18.16%
2003	37	$12.42	$454	0.85%	24.21%
PIMCO VIT HIGH YIELD FUND
2006	106	$12.84	$1,358	0.85%	8.08%
2005	101	$11.88	$1,199	0.85%	3.21%
2004	67	$11.51	$767	0.85%	8.62%
2003	8	$10.59	$85	0.85%	5.94%
PIMCO VIT LOW DURATION FUND
2006	134	$10.35	$1,391	0.85%	3.09%
2005	141	$10.04	$1,420	0.85%	0.20%

2004	139	$10.02	$1,394	0.85%	0.99%
2003	55	$9.92	$549	0.85%	(0.77)%
PIMCO VIT TOTAL RETURN FUND
2006	146	$10.36	$1,508	0.85%	2.98%
2005	49	$10.06	$492	0.85%	0.60%
PIONEER FUND VCT PORTFOLIO
2006	17	$14.11	$243	0.85%	15.66%
2005	8	$12.20	$96	0.85%	5.26%
2004	8	$11.59	$98	0.85%	6.78%
2003	18	$10.85	$200	0.85%	23.73%
2002	32	$8.77	$279	0.85%	(26.55)%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2006	26	$14.79	$383	0.85%	4.67%
2005	32	$14.13	$449	0.85%	5.76%
2004	47	$13.36	$627	0.85%	21.29%
2003	39	$11.01	$430	0.85%	41.74%
2002	33	$7.77	$259	0.85%	(38.19)%
PIONEER MID CAP VALUE VCT PORTFOLIO
2006	0	$10.63	$5	0.85%	6.30%
PIONEER SMALL CAP VALUE VCT PORTFOLIO
2006	19	$18.48	$345	0.85%	11.33%
2005	32	$16.60	$532	0.85%	13.93%
2004	33	$14.57	$476	0.85%	21.28%
2003	15	$12.01	$183	0.85%	20.11%

					()
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2006	70	$11.66	$820	0.85%	11.15%
2005	47	$10.49	$495	0.85%	10.07%
2004	26	$9.53	$248	0.85%	8.59%
2003	1	$8.78	$11	0.85%	30.00%
2002	1	$6.75	$7	0.85%	(23.30)%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2006	102	$18.18	$1,855	0.85%	14.05%
2005	93	$15.94	$1,481	0.85%	4.87%
2004	95	$15.20	$1,445	0.85%	10.63%

2003	100	$13.74	$1,368	0.85%	25.90%
2002	98	$10.91	$1,073	0.85%	(16.14)%
SCHWAB MONEY MARKET PORTFOLIO
2006	395	$12.73	$5,028	0.85%	3.75%
2005	482	$12.27	$5,915	0.85%	1.83%
2004	484	$12.05	$5,829	0.85%	0.05%
2003	419	$12.04	$5,045	0.85%	(0.13)%
2002	508	$12.06	$6,125	0.85%	0.50%
SCHWAB S&P 500 INDEX PORTFOLIO
2006	319	$17.54	$5,590	0.85%	14.57%
2005	402	$15.31	$6,156	0.85%	3.87%
2004	383	$14.74	$5,645	0.85%	9.60%
2003	389	$13.45	$5,231	0.85%	27.14%
2002	349	$10.58	$3,687	0.85%	(23.05)%
THIRD AVENUE VALUE PORTFOLIO
2006	22	$10.31	$226	0.85%	3.10%
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
2006	71	$35.62	$2,521	0.85%	36.89%
2005	58	$26.02	$1,502	0.85%	16.06%
2004	56	$22.42	$1,253	0.85%	35.24%
2003	54	$16.58	$893	0.85%	36.35%
2002	52	$12.16	$635	0.85%	(1.62)%
VAN KAMPEN LIT COMSTOCK
2006	46	$12.23	$562	0.85%	15.38%
2005	14	$10.60	$144	0.85%	6.00%
VAN KAMPEN LIT GROWTH & INCOME
2006	16	$12.69	$201	0.85%	15.26%
2005	13	$11.01	$148	0.85%	10.10%

					()
WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND
2006	20	$15.31	$312	0.85%	14.77%
2005	28	$13.34	$378	0.85%	15.50%
2004	39	$11.55	$452	0.85%	15.78%
2003	62	$9.97	$623	0.85%	37.23%
2002	89	$7.27	$646	0.85%	(23.79)%

WELLS FARGO ADVANTAGE OPPORTUNITY FUND
2006	8	$10.41	$84	0.85%	4.10%

(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION

The Variable Annuity-1 Series Account (the Series Account), a separate account of First Great-West Life & Annuity Insurance Company (the Company), was established under New York law. The Series Account commenced operations on January 15, 1997. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Transactions

Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

Contracts in the Payout Phase

Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

Federal Income Taxes

The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net Transfers

Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

Investment Income Ratio

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values and has been annualized for any investment division not having a full year of operations. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

	Purchases	Sales

Aim V.I. Core Equity Fund	$34,469	$224,227
Aim V.I. High Yield Fund	15,647	57,320
Aim V.I. International Growth Fund	558,726	736
Aim V.I. Technology Fund	16,729	104,059
Alger American Growth Portfolio	211,362	191,585
Alger American Midcap Growth Portfolio	124,438	513,656
Alliance-Bernstein VPS Growth & Income Portfolio	28,634	0
Alliance-Bernstein VPS Growth Portfolio	29,738	56
Alliance-Bernstein VPS International Growth Portfolio	4,413,621	3,862,473
Alliance-Bernstein VPS International Value Portfolio	643,207	11,611
Alliance-Bernstein VPS Small/Midcap Value Portfolio	95,082	916
Alliance-Bernstein VPS Utility Income Portfolio	1,023,471	566,424
American Century VP Balanced Fund	283,279	92,752
American Century VP International Fund	1,108,891	1,371,147
American Century VP Value Fund	1,007,160	529,701
Baron Capital Asset Fund	201,171	909,327
Delaware VIP Small Cap Value Series	2,162,053	1,954,393
Dreyfus GVIT Mid Cap Index Fund	195,440	127,397
Dreyfus IP Midcap Stock Portfolio	494,716	624,906
Dreyfus VIF Appreciation Portfolio	1,058,602	1,031,436
Dreyfus VIF Developing Leaders Portfolio	3,446	27,067
Dreyfus VIF Growth & Income Portfolio	23,135	129,066
DWS Blue Chip VIP	493,314	660
DWS Capital Growth VIP	18,467	49,550
DWS Dreman High Return Equity VIP	854,482	823,707
DWS Dreman Small Cap Value VIP	226,768	1,864

DWS Growth & Income VIP	14,110	62,608
DWS Health Care VIP	26,666	14,014
DWS Large Cap Value VIP	31,743	4,671
DWS Small Cap Index VIP	93,302	349,580
Federated American Leaders Fund II	262,957	525,134
Federated Capital Income Fund II	7,263	1,544
Federated Fund For U.S. Government Securities II	263,696	394,366
Janus Aspen Balanced Portfolio	542,402	72,232
Janus Aspen Flexible Bond Portfolio	392,080	320,980
Janus Aspen Growth & Income Portfolio	685,813	573,225

Janus Aspen International Growth Portfolio	533,147	269,617
Janus Aspen Large Cap Growth Portfolio	11,963	184,336
Janus Aspen Worldwide Growth Portfolio	20,526	204,137
Neuberger Berman AMT Regency Portfolio	10,202	45
Oppenheimer Global Securities Fund/VA	948,943	1,641,940
Pimco VIT High Yield Fund	903,722	787,517
Pimco VIT Low Duration Fund	479,765	506,544
Pimco VIT Total Return Fund	1,094,945	74,885
Pioneer Fund VCT Portfolio	1,051,680	938,152
Pioneer Growth Opportunities VCT Portfolio	29,569	114,354
Pioneer Mid Cap Value VCT Portfolio	5,000	7
Pioneer Small Cap Value VCT Portfolio	405,229	494,597
Prudential Series Fund Equity Portfolio	891,377	616,241
Schwab Markettrack Growth Portfolio II	744,195	568,466
Schwab Money Market Portfolio	13,917,793	14,077,416
Schwab S&P 500 Index Portfolio	327,665	1,666,659
Third Avenue Value Portfolio	998,004	759,124
Universal Institutional Fund U.S. Real Estate Portfolio	1,261,715	726,732
Van Kampen LIT Comstock	1,045,984	688,675
Van Kampen LIT Growth & Income	66,741	27,349
Wells Fargo Advantage Multi Cap Value Fund	48,706	118,163
Wells Fargo Advantage Opportunity Fund	76,899	242

Total	$42,519,850	$39,989,588

4.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charge

The Company deducts from each participant account a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.

Transfer Fees

The Company charges $10 for each transfer between investment divisions in excess of 12 transfers in any calendar year.

Deductions for Premium Taxes

The Company deducts from each contribution in the Series Account any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of 0.85%. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5.	ACCUMULATION UNIT VALUES

A summary of accumulation units outstanding for variable annuity contracts, the expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2006 is included on the following pages.

The Expense Ratio represents the annualized contract expenses of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized.